UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23570

Simplify Exchange Traded Funds
(Exact name of registrant as specified in charter)

54 West 40th Street

New York, NY 10018
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 741-2438

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

December 31, 2021

Semi-Annual Report

Simplify Exchange Traded Funds

Simplify Health Care ETF (PINK)
Simplify Hedged Equity ETF (HEQT)
Simplify Interest Rate Hedge ETF (PFIX)
Simplify Nasdaq 100 PLUS Convexity ETF (QQC)
Simplify Nasdaq 100 PLUS Downside Convexity ETF (QQD)
Simplify Risk Parity Treasury ETF (TYA)
Simplify Tail Risk Strategy ETF (CYA)
Simplify US Equity PLUS Convexity ETF (SPYC)
Simplify US Equity PLUS Downside Convexity ETF (SPD)
Simplify US Equity PLUS GBTC ETF (SPBC)
Simplify US Equity PLUS Upside Convexity ETF (SPUC)
Simplify Volt Cloud and Cybersecurity Disruption ETF (VCLO)
Simplify Volt Fintech Disruption ETF (VFIN)
Simplify Volt Pop Culture Disruption ETF (VPOP)
Simplify Volt RoboCar Disruption and Tech ETF (VCAR)
Simplify Volatility Premium ETF (SVOL)

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Simplify Exchange Traded Funds
Table of Contents

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Exchange Traded Funds
Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds, except for Simplify Health Care ETF, Simplify Hedged Equity ETF, Simplify Interest Rate Hedge ETF, Simplify US Equity PLUS GBTC ETF, Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF, Simplify Volt RoboCar Disruption and Tech ETF and Simplify Volatility Premium ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 except otherwise noted below, to December 31, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000 (1)
Simplify Health Care ETF
Actual	$1,000.00	$1,117.80	0.50%	$1.23	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Simplify Hedged Equity ETF
Actual	$1,000.00	$1,025.10	0.50%	$0.83	(3)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Simplify Interest Rate Hedge ETF
Actual	$1,000.00	$934.30	0.50%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
Simplify Nasdaq 100 PLUS Convexity ETF
Actual	$1,000.00	$1,003.70	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Simplify Nasdaq 100 PLUS Downside Convexity ETF
Actual	$1,000.00	$1,010.00	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Simplify Risk Parity Treasury ETF
Actual	$1,000.00	$994.40	0.15%	$0.39	(4)
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Simplify Tail Risk Strategy ETF
Actual	$1,000.00	$963.00	0.09%	$0.26	(5)
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
Simplify US Equity PLUS Convexity ETF
Actual	$1,000.00	$1,047.40	0.25%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Simplify US Equity PLUS Downside Convexity ETF
Actual	$1,000.00	$1,039.70	0.25%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Simplify US Equity PLUS GBTC ETF
Actual	$1,000.00	$1,010.40	0.50%	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55

Simplify Exchange Traded Funds
Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000 (1)
Simplify US Equity PLUS Upside Convexity ETF
Actual	$1,000.00	$1,054.20	0.25%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
Simplify Volt Cloud and Cybersecurity Disruption ETF
Actual	$1,000.00	$884.20	0.95%	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
Simplify Volt Fintech Disruption ETF
Actual	$1,000.00	$849.00	0.95%	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
Simplify Volt Pop Culture Disruption ETF
Actual	$1,000.00	$956.80	0.96%	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	0.96%	$4.89
Simplify Volt RoboCar Disruption and Tech ETF
Actual	$1,000.00	$903.80	0.95%	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84
Simplify Volatility Premium ETF
Actual	$1,000.00	$1,063.00	0.53%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	0.53%	$2.70

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
(2)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 85 (the number of days in the period October 8, 2021 (commencement of operations) to December 31, 2021), then divided by 365.
(3)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 60 (the number of days in the period November 2, 2021 (commencement of operations) to December 31, 2021), then divided by 365.
(4)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 95 (the number of days in the period September 28, 2021 (commencement of operations) to December 31, 2021), then divided by 365.
(5)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 109 (the number of days in the period September 14, 2021 (commencement of operations) to December 31, 2021), then divided by 365.

Simplify Health Care ETF
Schedule of Investments
December 31, 2021 (Unaudited)

	Shares	Value
Common Stocks – 98.6%
Consumer, Non-cyclical – 97.0%
Abbott Laboratories	4,953	$697,085
AbbVie, Inc.	1,463	198,090
Align Technology, Inc.*	220	144,579
Alnylam Pharmaceuticals, Inc.*	352	59,692
Amgen, Inc.	610	137,232
Anthem, Inc.	1,122	520,092
AtriCure, Inc.*	5,330	370,595
Baxter International, Inc.	1,716	147,301
Becton Dickinson and Co.	858	215,770
Bio-Techne Corp.	286	147,959
Boston Scientific Corp.*	6,490	275,695
Centene Corp.*	1,100	90,640
Charles River Laboratories International, Inc.*	352	132,626
Cigna Corp.	1,034	237,437
Cooper Cos., Inc. (The)	88	36,867
CVS Health Corp.	8,492	876,035
Danaher Corp.	924	304,005
Dexcom, Inc.*	1,211	650,246
Edwards Lifesciences Corp.*	3,234	418,965
Eli Lilly & Co.	1,826	504,378
Gilead Sciences, Inc.	1,077	78,201
HCA Healthcare, Inc.	1,122	288,264
Henry Schein, Inc.*	440	34,113
Horizon Therapeutics Plc*	3,696	398,281
Humana, Inc.	528	244,918
IDEXX Laboratories, Inc.*	110	72,431
Insulet Corp.*	223	59,334
Intuitive Surgical, Inc.*	1,773	637,039
IQVIA Holdings, Inc.*	726	204,834
Johnson & Johnson	2,489	425,793
Laboratory Corp. of America Holdings*	1,394	438,009
Lantheus Holdings, Inc.*	13,220	381,926
LivaNova PLC*	7,124	622,851
McKesson Corp.	506	125,776
Medtronic PLC	1,480	153,106
PerkinElmer, Inc.	198	39,810
Pfizer, Inc.	10,019	591,622
ResMed, Inc.	264	68,767
Seagen, Inc.*	396	61,222
STERIS PLC	176	42,840
Stryker Corp.	742	198,426
Thermo Fisher Scientific, Inc.	484	322,944
United Therapeutics Corp.*	2,172	469,326
UnitedHealth Group, Inc.	2,705	1,358,289
Vertex Pharmaceuticals, Inc.*	178	39,089
ViewRay, Inc.*	69,482	382,846
Waters Corp.*	396	147,550
West Pharmaceutical Services, Inc.	330	154,773

See Notes to Financial Statements.

Simplify Health Care ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Zoetis, Inc.	2,838	$692,557
		14,900,226
Industrial – 1.2%
Agilent Technologies, Inc.	902	144,004
Mettler-Toledo International, Inc.*	22	37,339
		181,343
Technology – 0.4%
Veeva Systems, Inc., Class A*	242	61,826
Total Common Stocks (Cost $14,265,412)		15,143,395

Total Investments – 98.6%
(Cost $14,265,412)		$15,143,395
Other Assets in Excess of Liabilities – 1.4%		220,298
Net Assets – 100.0%		$15,363,693

*	Non Income Producing

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	98.6%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Hedged Equity ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 101.0%
iShares Core S&P 500 ETF(a)(b)
(Cost $13,377,676)		28,410	$13,551,286

	Number of Contracts	Notional Amount
Purchased Options – 0.7%

Puts – Exchange-Traded – 0.7%
S&P 500 Index, January Strike Price $4,355, Expires 1/21/22	10	$4,355,000	5,950
S&P 500 Index, February Strike Price $4,465, Expires 2/18/22	10	4,465,000	35,250
S&P 500 Index, March Strike Price $4,425, Expires 3/18/22	10	4,425,000	58,650
			99,850

Total Purchased Options (Cost $234,436)			99,850

Total Investments – 101.7%
(Cost $13,612,112)			$13,651,136
Liabilities in Excess of Other Assets – (1.7)%			(233,325)
Net Assets – 100.0%			$13,417,811

	Number of Contracts	Notional Amount
Written Options – (1.8)%

Calls – Exchange-Traded – (1.6)%
S&P 500 Index, January Strike Price $4,750, Expires 1/21/22	(10)	$(4,750,000)	$(67,400)
S&P 500 Index, February Strike Price $4,850, Expires 2/18/22	(10)	(4,850,000)	(50,400)
S&P 500 Index, March Strike Price $4,820, Expires 3/18/22	(10)	(4,820,000)	(97,700)
			(215,500)
Puts – Exchange-Traded – (0.2)%
S&P 500 Index, January Strike Price $3,670, Expires 1/21/22	(10)	(3,670,000)	(1,175)
S&P 500 Index, February Strike Price $3,760, Expires 2/18/22	(10)	(3,760,000)	(6,600)
S&P 500 Index, March Strike Price $3,720, Expires 3/18/22	(10)	(3,720,000)	(14,050)
			(21,825)

Total Written Options (Premiums Received $298,845)			$(237,325)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $7,631,840 have been pledged as collateral for purchased options as of December 31, 2021.

See Notes to Financial Statements.

Simplify Hedged Equity ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	101.0%
Purchased Options	0.7%
Total Investments	101.7%
Liabilities in Excess of Other Assets	(1.7)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF
Schedule of Investments
December 31, 2021 (Unaudited)

	Principal	Value
U.S. Government Obligations – 65.5%
U.S. Treasury Note, 0.75%, 4/30/2026(a)
(Cost $77,239,185)	$77,500,000	$76,010,547

	Notional Amount
Purchased Swaptions – (12.7)%

Puts – Over the Counter – (12.7)%
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty: Bank of America NA)	820,000,000	(3,750,812)
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/12/28 (counterparty: Goldman Sachs International)	950,000,000	(5,731,444)
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty: Morgan Stanley Capital Services LLC)	710,000,000	(5,209,573)
		(14,691,829)

Total Purchased Swaptions (Cost $0)		(14,691,829)

Total Investments – 52.8%
(Cost $77,239,185)		$61,318,718
Other Assets in Excess of Liabilities – 47.2%		54,753,158
Net Assets – 100.0%		$116,071,876

(a)	Security with an aggregate market value of $7,684,421 and cash of $15,310,000 have been pledged as collateral for purchased swaptions as of December 31, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
U.S. Government Obligations	65.5%
Purchased Swaptions	(12.7)%
Total Investments	52.8%
Other Assets in Excess of Liabilities	47.2%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 96.6%
Invesco QQQ Trust Series 1(a)
(Cost $16,624,939)		44,782	$17,816,519

	Number of Contracts	Notional Amount
Purchased Options – 3.5%

Calls – Exchange-Traded – 3.0%
Invesco QQQ Trust, December Strike Price $470, Expires 12/16/22	199	$9,353,000	182,185
Invesco QQQ Trust, December Strike Price $470, Expires 12/15/23	74	3,478,000	190,032
NASDAQ 100 Index, March Strike Price $17,000, Expires 3/18/22	2	3,400,000	56,920
NASDAQ 100 Index, September Strike Price $19,200, Expires 9/16/22	5	9,600,000	114,950
			544,087

Puts – Exchange-Traded – 0.5%
Invesco QQQ Trust, January Strike Price $375, Expires 1/07/22	19	712,500	342
Invesco QQQ Trust, January Strike Price $395, Expires 1/21/22	25	987,500	12,987
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	656	6,560,000	4,920
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22	198	3,366,000	27,027
Invesco QQQ Trust, January Strike Price $200, Expires 1/20/23	145	2,900,000	38,787
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	1	700,000	253
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	3	2,100,000	10,275
			94,591

Total Purchased Options (Cost $664,183)			638,678

		Shares
Money Market Funds – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $16,920)		16,920	16,920

Total Investments – 100.2%
(Cost $17,306,042)			$18,472,117
Liabilities in Excess of Other Assets – (0.2)%			(33,810)
Net Assets – 100.0%			$18,438,307

	Number of Contracts	Notional Amount
Written Options – (0.1)%

Puts – Exchange-Traded – (0.1)%
Invesco QQQ Trust, January Strike Price $387, Expires 1/21/22	(25)	$(967,500)	$(7,713)
Invesco QQQ Trust, December Strike Price $130, Expires 12/16/22	(196)	(2,548,000)	(12,054)
			(19,767)

Total Written Options (Premiums Received $20,826)			$(19,767)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

See Notes to Financial Statements.

Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	96.6%
Purchased Options	3.5%
Money Market Funds	0.1%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 99.1%
Invesco QQQ Trust Series 1(a)
(Cost $14,927,171)		40,082	$15,946,624

	Number of Contracts	Notional Amount
Purchased Options – 1.1%

Puts – Exchange-Traded – 1.1%
Invesco QQQ Trust, January Strike Price $375, Expires 1/07/22	30	$1,125,000	540
Invesco QQQ Trust, January Strike Price $395, Expires 1/21/22	43	1,698,500	22,338
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	1,181	11,810,000	8,857
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22	349	5,933,000	47,638
Invesco QQQ Trust, January Strike Price $200, Expires 1/20/23	262	5,240,000	70,085
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	3	2,100,000	758
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	7	4,900,000	23,975
			174,191

Total Purchased Options (Cost $269,532)			174,191

		Shares
Money Market Funds – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $1,392)		1,392	1,392

Total Investments – 100.2%
(Cost $15,198,095)			$16,122,207
Liabilities in Excess of Other Assets – (0.2)%			(34,643)
Net Assets – 100.0%			$16,087,564

	Number of Contracts	Notional Amount
Written Options – (0.2)%

Puts – Exchange-Traded – (0.2)%
Invesco QQQ Trust, January Strike Price $387, Expires 1/21/22	(43)	$(1,664,100)	$(13,266)
Invesco QQQ Trust, December Strike Price $130, Expires 12/16/22	(346)	(4,498,000)	(21,279)
			(34,545)

Total Written Options (Premiums Received $37,226)			$(34,545)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.invesco.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

See Notes to Financial Statements.

Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	99.1%
Purchased Options	1.1%
Money Market Funds	0.0%†
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Risk Parity Treasury ETF
Schedule of Investments
December 31, 2021 (Unaudited)

	Principal	Value
U.S. Government Obligations – 62.8%
U.S. Treasury Note, 1.00%, 7/31/2028
(Cost $23,410,472)	$24,000,000	$23,389,687

Total Investments – 62.8%
(Cost $23,410,472)		$23,389,687
Other Assets in Excess of Liabilities – 37.2%		13,858,126
Net Assets – 100.0%		$37,247,813

At December 31, 2021 open futures contracts purchased were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	720	$93,937,500	3/22/22	$860,854

Summary of Schedule of Investments

Industry	% of Net Assets
U.S. Government Obligations	62.8%
Total Investments	62.8%
Other Assets in Excess of Liabilities	37.2%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Tail Risk Strategy ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 88.6%
Simplify Risk Parity Treasury ETF(a)		119,944	$2,974,791
Simplify Volatility Premium ETF(a)(b)(c)		840,269	22,670,458
Total Exchange-Traded Funds (Cost $25,875,262)			25,645,249

	Number of Contracts	Notional Amount
Purchased Options – 8.0%

Puts – Exchange-Traded – 8.0%
S&P 500 Index, January Strike Price $4,485, Expires 1/07/22	43	$19,285,500	4,408
S&P 500 Index, January Strike Price $4,700, Expires 1/21/22	41	19,270,000	134,685
S&P 500 Index, March Strike Price $2,000, Expires 3/18/22	256	51,200,000	26,880
S&P 500 Index, June Strike Price $2,000, Expires 6/17/22	282	56,400,000	156,510
S&P 500 Index, March Strike Price $2,400, Expires 3/17/23	214	51,360,000	778,960
SPDR S&P 500, September Strike Price $210, Expires 9/16/22	4,165	87,465,000	556,027
SPDR S&P 500, December Strike Price $225, Expires 12/16/22	2,750	61,875,000	653,125
			2,310,595

Total Purchased Options (Cost $3,002,711)			2,310,595

Total Investments – 96.6%
(Cost $28,877,973)			$27,955,844
Other Assets in Excess of Liabilities – 3.4%			996,069
Net Assets – 100.0%			$28,951,913

	Number of Contracts	Notional Amount
Written Options – (1.3)%

Puts – Exchange-Traded – (1.3)%
S&P 500 Index, January Strike Price $4,600, Expires 1/21/22	(41)	$(18,860,000)	$(75,235)
SPDR S&P 500, September Strike Price $185, Expires 9/16/22	(3,063)	(56,665,500)	(298,643)
			(373,878)

Total Written Options (Premiums Received $403,599)			$(373,878)

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Securities with an aggregate market value of $2,698,000 have been pledged as collateral for purchased options as of December 31, 2021.

See Notes to Financial Statements.

Simplify Tail Risk Strategy ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain
Simplify Risk Parity
Treasury ETF	$–	$2,982,426	$–	$–	$(7,635)	$2,974,791	119,944	$2,438	$–
Simplify Volatility Premium
ETF	–	23,981,094	(1,072,058)	(16,200)	(222,378)	22,670,458	840,269	729,640	–
	$–	$26,963,520	$(1,072,058)	$(16,200)	$(230,013)	$25,645,249	960,213	$732,078	$–

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	88.6%
Purchased Options	8.0%
Total Investments	96.6%
Other Assets in Excess of Liabilities	3.4%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 96.9%
iShares Core S&P 500 ETF(a)
(Cost $94,203,875)		232,752	$111,020,377

	Number of Contracts	Notional Amount
Purchased Options – 3.2%

Calls – Exchange-Traded – 2.6%
S&P 500 Index, March Strike Price $5,000, Expires 3/18/22	198	$99,000,000	548,460
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23	108	60,480,000	1,058,400
SPDR S&P 500, September Strike Price $510, Expires 9/16/22	581	29,631,000	656,240
SPDR S&P 500, March Strike Price $510, Expires 3/17/23	326	16,626,000	706,768
			2,969,868

Puts – Exchange-Traded – 0.6%
S&P 500 Index, January Strike Price $4,485, Expires 1/07/22	14	6,279,000	1,435
S&P 500 Index, January Strike Price $4,700, Expires 1/21/22	20	9,400,000	65,700
S&P 500 Index, March Strike Price $2,000, Expires 3/18/22	74	14,800,000	7,770
S&P 500 Index, June Strike Price $2,000, Expires 6/17/22	82	16,400,000	45,510
S&P 500 Index, March Strike Price $2,400, Expires 3/17/23	69	16,560,000	251,160
SPDR S&P 500, September Strike Price $210, Expires 9/16/22	1,176	24,696,000	156,996
SPDR S&P 500, December Strike Price $225, Expires 12/16/22	803	18,067,500	190,712
			719,283

Total Purchased Options (Cost $2,735,133)			3,689,151

		Shares
Money Market Funds – 0.0%†
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $711)		711	711

Total Investments – 100.1%
(Cost $96,939,719)			$114,710,239
Liabilities in Excess of Other Assets – (0.1)%			(139,262)
Net Assets – 100.0%			$114,570,977

	Number of Contracts	Notional Amount
Written Options – (0.1)%

Puts – Exchange-Traded – (0.1)%
S&P 500 Index, January Strike Price $4,600, Expires 1/21/22	(20)	$(9,200,000)	$(36,700)
SPDR S&P 500, September Strike Price $185, Expires 9/16/22	(1,176)	(21,756,000)	(114,660)
			(151,360)

Total Written Options (Premiums Received $181,743)			$(151,360)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	96.9%
Purchased Options	3.2%
Money Market Funds	0.0%†
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 99.0%
iShares Core S&P 500 ETF(a)
(Cost $405,542,839)		950,016	$453,148,132

	Number of Contracts	Notional Amount
Purchased Options – 1.3%

Puts – Exchange-Traded – 1.3%
S&P 500 Index, January Strike Price $4,485, Expires 1/07/22	108	$48,438,000	11,070
S&P 500 Index, January Strike Price $4,700, Expires 1/21/22	160	75,200,000	525,600
S&P 500 Index, March Strike Price $2,000, Expires 3/18/22	611	122,200,000	64,155
S&P 500 Index, June Strike Price $2,000, Expires 6/17/22	663	132,600,000	367,965
S&P 500 Index, March Strike Price $2,400, Expires 3/17/23	566	135,840,000	2,060,240
SPDR S&P 500, September Strike Price $210, Expires 9/16/22	9,642	202,482,000	1,287,207
SPDR S&P 500, December Strike Price $225, Expires 12/16/22	6,532	146,970,000	1,551,350
			5,867,587

Total Purchased Options (Cost $9,006,068)			5,867,587

		Shares
Money Market Funds – 0.0%†
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $56,733)		56,733	56,733

Total Investments – 100.3%
(Cost $414,605,640)			$459,072,452
Liabilities in Excess of Other Assets – (0.3)%			(1,232,684)
Net Assets – 100.0%			$457,839,768

	Number of Contracts	Notional Amount
Written Options – (0.3)%

Puts – Exchange-Traded – (0.3)%
S&P 500 Index, January Strike Price $4,600, Expires 1/21/22	(160)	$(73,600,000)	$(293,600)
SPDR S&P 500, September Strike Price $185, Expires 9/16/22	(9,564)	(176,934,000)	(932,490)
			(1,226,090)

Total Written Options (Premiums Received $1,423,967)			$(1,226,090)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	99.0%
Purchased Options	1.3%
Money Market Funds	0.0%†
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS GBTC ETF
Schedule of Investments
December 31, 2021 (Unaudited)

	Shares	Value
Exchange-Traded Funds – 85.4%
iShares Core S&P 500 ETF(a)
(Cost $91,279,653)	214,163	$102,153,609
Grantor Trusts – 9.4%
Grayscale Bitcoin Trust BTC*
(Cost $10,740,749)	328,162	11,239,549

Total Investments – 94.8%
(Cost $102,020,402)		$113,393,158
Other Assets in Excess of Liabilities – 5.2%		6,187,519
Net Assets – 100.0%		$119,580,677

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.

At December 31, 2021 open futures contracts purchased were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	76	$18,082,300	3/18/22	$209,744

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	85.4%
Grantor Trusts	9.4%
Total Investments	94.8%
Other Assets in Excess of Liabilities	5.2%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 94.8%
iShares Core S&P 500 ETF(a)
(Cost $17,520,397)		42,174	$20,116,576

	Number of Contracts	Notional Amount
Purchased Options – 5.2%

Calls – Exchange-Traded – 5.2%
S&P 500 Index, March Strike Price $5,000, Expires 3/18/22	72	$36,000,000	199,440
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23	40	22,400,000	392,000
SPDR S&P 500, September Strike Price $510, Expires 9/16/22	215	10,965,000	242,843
SPDR S&P 500, March Strike Price $510, Expires 3/17/23	120	6,120,000	260,160
			1,094,443

Total Purchased Options (Cost $681,814)			1,094,443

		Shares
Money Market Funds – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $15,994)		15,994	15,994

Total Investments – 100.1%
(Cost $18,218,205)			$21,227,013
Liabilities in Excess of Other Assets – (0.1)%			(13,823)
Net Assets – 100.0%			$21,213,190

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Exchange-Traded Funds	94.8%
Purchased Options	5.2%
Money Market Funds	0.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
December 31,2021 (Unaudited)

		Shares	Value
Common Stocks – 96.9%
Communications – 12.0%
Alphabet, Inc., Class C*		164	$474,549
Amazon.com, Inc.*		129	430,130
Mandiant, Inc.*		27,948	490,208
Okta, Inc.*		1,887	423,009
Wix.com Ltd.*		559	88,204
			1,906,100
Technology – 84.9%
Apple, Inc.		2,941	522,233
Braze, Inc., Class A*		2,530	195,215
Cloudflare, Inc., Class A*		14,300	1,880,450
Confluent, Inc., Class A*		10,377	791,142
Crowdstrike Holdings, Inc., Class A*(a)		5,429	1,111,588
Datadog, Inc., Class A*		9,757	1,737,819
DigitalOcean Holdings, Inc.*		7,057	566,889
Dropbox, Inc., Class A*		17,813	437,131
Elastic NV*		2,428	298,863
Fastly, Inc., Class A*		14,118	500,483
Microsoft Corp.		2,177	732,169
NVIDIA Corp.		2,518	740,569
PagerDuty, Inc.*		11,048	383,918
Palantir Technologies, Inc., Class A*		57,481	1,046,729
salesforce.com, Inc.*		1,982	503,686
SentinelOne, Inc., Class A*		3,298	166,516
Snowflake, Inc., Class A*		2,116	716,795
Twilio, Inc., Class A*		636	167,484
UserTesting, Inc.*		21,096	177,628
Zoom Video Communications, Inc., Class A*		892	164,048
Zscaler, Inc.*		2,259	725,884
			13,567,239
Total Common Stocks (Cost $15,885,141)			15,473,339

	Number of Contracts	Notional Amount
Purchased Options – 2.9%

Calls – Exchange-Traded – 2.0%
Cloudflare, Inc., January Strike Price $230, Expires 1/20/23	157	$3,611,000	142,870
Crowdstrike Holdings, Inc., January Strike Price $310, Expires 1/20/23	168	5,208,000	179,340
			322,210

Puts – Exchange-Traded – 0.9%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	963	9,630,000	7,223
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22	382	6,494,000	52,143
Invesco QQQ Trust, January Strike Price $200, Expires 1/20/23	276	5,520,000	73,830
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	4	2,800,000	1,010

See Notes to Financial Statements

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments (Continued)
December 31,2021 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Options – 2.9% (continued)
Puts – Exchange-Traded – 0.9% (continued)
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	3	$2,100,000	$10,275
			144,481

Total Purchased Options (Cost $689,710)			466,691

		Shares
Money Market Funds – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $48,924)		48,924	48,924

Total Investments – 100.1%
(Cost $16,623,775)			$15,988,954
Liabilities in Excess of Other Assets – (0.1)%			(14,161)
Net Assets – 100.0%			$15,974,793

*	Non Income Producing
(a)	Securities with an aggregate market value of $716,625 have been pledged as collateral for purchased options as of December 31, 2021.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	96.9%
Purchased Options	2.9%
Money Market Funds	0.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements

Simplify Volt Fintech Disruption ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Common Stocks – 89.1%
Communications – 26.2%
Alphabet, Inc., Class C*		20	$57,872
Amazon.com, Inc.*		24	80,024
Fiverr International Ltd.*		190	21,603
MercadoLibre, Inc.*		52	70,117
Meta platfirms, Inc., Class A*		224	75,343
Pinterest, Inc., Class A*		581	21,119
Robinhood Markets, Inc., Class A*		3,136	55,695
Shopify, Inc., Class A*(a)		125	172,174
			553,947
Consumer, Cyclical – 4.1%
Tesla, Inc.*		83	87,713
Consumer, Non-cyclical – 30.4%
Adyen NV, ADR*		1,969	51,824
Affirm Holdings, Inc.*		1,381	138,874
Block, Inc., Class A*(a)		818	132,115
Marathon Digital Holdings, Inc.*		1,949	64,044
PayPal Holdings, Inc.*		371	69,963
Shift4 Payments, Inc., Class A*		1,930	111,805
Toast, Inc., Class A*		2,175	75,494
			644,119
Financial – 20.5%
Coinbase Global, Inc., Class A*		379	95,648
Lemonade, Inc.*(a)		4,091	172,272
LendingClub Corp.*		357	8,632
NerdWallet, Inc., Class A*		1,394	21,677
Upstart Holdings, Inc.*		901	136,321
			434,550
Technology – 7.9%
Apple, Inc.		544	96,598
Intuit, Inc.		34	21,870
Lightspeed Commerce, Inc.*		1,189	48,071
			166,539
Total Common Stocks (Cost $2,349,756)			1,886,868

	Number of Contracts	Notional Amount
Purchased Options – 8.8%

Calls – Exchange-Traded – 7.5%
Block, Inc., January Strike Price $240, Expires 1/19/24	13	$312,000	24,733
Block, Inc., January Strike Price $380, Expires 1/19/24	17	646,000	10,370
Lemonade, Inc., January Strike Price $90, Expires 1/20/23	37	333,000	15,170
Lemonade, Inc., January Strike Price $100, Expires 1/20/23	207	2,070,000	71,415
Lemonade, Inc., January Strike Price $120, Expires 1/20/23	50	600,000	13,625
Lemonade, Inc., January Strike Price $190, Expires 1/20/23	46	874,000	7,590
Lemonade, Inc., January Strike Price $115, Expires 1/19/24	23	264,500	16,100
Zillow Group, Inc., January Strike Price $125, Expires 1/21/22	212	2,650,000	424
			159,427

See Notes to Financial Statements.

Simplify Volt Fintech Disruption ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Options – 8.8% (continued)
Puts – Exchange-Traded – 1.3%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	223	$2,230,000	$1,672
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22	67	1,139,000	9,145
Invesco QQQ Trust, January Strike Price $200, Expires 1/20/23	34	680,000	9,095
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	2	1,400,000	505
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	2	1,400,000	6,850
			27,267

Total Purchased Options (Cost $375,463)			186,694

		Shares
Money Market Funds – 2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $47,532)		47,532	47,532

Total Investments – 100.1%
(Cost $2,772,751)			$2,121,094
Liabilities in Excess of Other Assets – (0.1)%			(1,978)
Net Assets – 100.0%			$2,119,116

*	Non Income Producing
(a)	Securities with an aggregate market value of $301,764 have been pledged as collateral for purchased options as of December 31, 2021.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

ADR : American Depositary Receipt

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	89.1%
Purchased Options	8.8%
Money Market Funds	2.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt Pop Culture Disruption ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Common Stocks – 95.6%
Communications – 58.1%
Alphabet, Inc., Class C*		17	$49,191
Amazon.com, Inc.*		12	40,012
Meta platfirms, Inc., Class A*		320	107,632
Netflix, Inc.*		179	107,837
Snap, Inc., Class A*(a)		3,471	163,241
Spotify Technology SA*		231	54,061
Tencent Holdings Ltd., ADR		835	48,680
Twitter, Inc.*		1,030	44,517
Walt Disney Co. (The)*		275	42,595
			657,766
Consumer, Cyclical – 5.9%
Peloton Interactive, Inc., Class A*		431	15,413
Tesla, Inc.*		49	51,782
			67,195
Technology – 31.6%
Activision Blizzard, Inc.		645	42,912
Apple, Inc.		285	50,608
Microsoft Corp.		150	50,448
Roblox Corp., Class A*(a)		1,590	164,024
salesforce.com, Inc.*		87	22,109
Unity Software, Inc.*		194	27,740
			357,841
Total Common Stocks (Cost $1,210,005)			1,082,802

	Number of Contracts	Notional Amount
Purchased Options – 2.0%

Calls – Exchange-Traded – 0.8%
Snap, Inc., January Strike Price $105, Expires 1/20/23	68	$714,000	8,228
Spotify Technology SA, January Strike Price $500, Expires 1/21/22	5	250,000	87
Spotify Technology SA, January Strike Price $500, Expires 1/20/23	2	100,000	590
			8,905

Puts – Exchange-Traded – 1.2%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	198	1,980,000	1,485
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22	28	476,000	3,822
Invesco QQQ Trust, January Strike Price $200, Expires 1/20/23	18	360,000	4,815
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	1	700,000	253
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	1	700,000	3,425
			13,800

Total Purchased Options (Cost $100,826)			22,705

See Notes to Financial Statements.

Simplify Volt Pop Culture Disruption ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

	Shares	Value
Money Market Funds – 2.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $27,949)	27,949	$27,949

Total Investments – 100.1%
(Cost $1,338,780)		$1,133,456
Liabilities in Excess of Other Assets – (0.1)%		(925)
Net Assets – 100.0%		$1,132,531

*	Non Income Producing
(a)	Securities with an aggregate market value of $244,250 have been pledged as collateral for purchased options as of December 31, 2021.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

ADR : American Depositary Receipt

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	95.6%
Purchased Options	2.0%
Money Market Funds	2.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
December 31, 2021 (Unaudited)

		Shares	Value
Common Stocks – 85.0%
Basic Materials – 14.8%
Albemarle Corp.		1,472	$344,109
MMC Norilsk Nickel PJSC, ADR		13,322	408,586
Vale SA, ADR		40,417	566,646
			1,319,341
Communications – 11.7%
Alphabet, Inc., Class C*		68	196,764
Amazon.com, Inc.*		104	346,771
Netflix, Inc.*		482	290,376
Walt Disney Co. (The)*		1,314	203,526
			1,037,437
Consumer, Cyclical – 15.3%
Aurora Innovation, Inc.*		14,902	167,796
Lucid Group, Inc.*		5,139	195,539
Rivian Automotive, Inc., Class A*		1,840	190,790
Tesla, Inc.*(a)		768	811,607
			1,365,732
Industrial – 4.8%
Kuka AG, ADR		4,992	423,272
Technology – 38.4%
Advanced Micro Devices, Inc.*		2,975	428,102
Apple, Inc.		2,182	387,458
Broadcom, Inc.		390	259,510
Intel Corp.		4,730	243,595
Microsoft Corp.		599	201,456
NVIDIA Corp.		3,898	1,146,441
Qualcomm, Inc.		1,309	239,377
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		4,260	512,520
			3,418,459
Total Common Stocks (Cost $7,545,093)			7,564,241

	Number of Contracts	Notional Amount
Purchased Options – 14.3%

Calls – Exchange-Traded – 13.5%
Tesla Inc, February Strike Price $1,700, Expires 2/18/22	131	$22,270,000	57,313
Tesla Inc, May Strike Price $1,700, Expires 5/20/22	52	8,840,000	143,910
Tesla, Inc., January Strike Price $1,275, Expires 1/20/23	36	4,590,000	703,800
Tesla, Inc., March Strike Price $1,725, Expires 3/17/23	23	3,967,500	295,780
			1,200,803

Puts – Exchange-Traded – 0.8%
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22	634	6,340,000	4,755
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22	154	2,618,000	21,021
Invesco QQQ Trust, January Strike Price $200, Expires 1/20/23	139	2,780,000	37,182
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22	3	2,100,000	758

See Notes to Financial Statements.

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Options – 14.3% (continued)
Puts – Exchange-Traded – 0.8% (continued)
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22	2	$1,400,000	$6,850
			70,566

Total Purchased Options (Cost $1,344,498)			1,271,369

		Shares
Money Market Funds – 0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 0.01%(b)
(Cost $74,912)		74,912	74,912

Total Investments – 100.1%
(Cost $8,964,503)			$8,910,522
Liabilities in Excess of Other Assets – (0.1)%			(4,801)
Net Assets – 100.0%			$8,905,721

*	Non Income Producing
(a)	Securities with an aggregate market value of $1,268,136 have been pledged as collateral for purchased options as of December 31, 2021.
(b)	Rate shown reflects the 7-day yield as of December 31, 2021.

ADR : American Depositary Receipt

Summary of Schedule of Investments

Industry	% of Net Assets
Common Stocks	85.0%
Purchased Options	14.3%
Money Market Funds	0.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
December 31, 2021 (Unaudited)

		Principal	Value
U.S. Government Obligations – 0.4%
U.S. Treasury Note, 0.13%, 4/30/2023(a)
(Cost $298,981)		$300,000	$298,418

	Number of Contracts	Notional Amount
Purchased Option – 0.1%

Calls – Exchange-Traded – 0.1%
iPath Series B S&P 500 VIX Short-Term Futures ETN, January Strike Price $60, Expires 1/21/22	6,300	$37,800,000	56,700

Total Purchased Options (Cost $242,917)			56,700

Total Investments – 0.5%
(Cost $541,898)			$355,118
Other Assets in Excess of Liabilities – 99.5%			72,043,326
Net Assets – 100.0%			$72,398,444

(a)	Securities with an aggregate market value of $298,441 have been pledged as collateral for purchased options as of December 31, 2021.

At December 31, 2021 open futures contracts sold were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
CBOE VIX Future	(489)	$(9,620,830)	1/19/22	$2,174,218
CBOE VIX Future	(326)	(7,162,383)	2/16/22	231,431
Total net unrealized appreciation				$2,405,649

Summary of Schedule of Investments

Industry	% of Net Assets
U.S. Government Obligations	0.4%
Purchased Options	0.1%
Total Investments	0.5%
Other Assets in Excess of Liabilities	99.5%
Net Assets	100.0%

See Notes to Financial Statements.

(This page intentionally left blank)

Simplify Exchange Traded Funds
Statements of Assets and Liabilities
December 31, 2021 (Unaudited)

	Simplify Health Care ETF	Simplify Hedged Equity ETF	Simplify Interest Rate Hedge ETF	Simplify Nasdaq 100 PLUS Convexity ETF
Assets
Investments, at value	$15,143,395	$13,651,136	$61,318,718	$18,472,117
Cash	223,201	7,581	39,395,965	2,952
Cash held as collateral for swaptions	—	—	15,310,000	—
Receivables:
Dividends	1,604	—	—	—
Interest	—	—	97,945	—
Due from broker	—	42,527	—	—
Investment adviser	—	—	—	3,807
Total assets	15,368,200	13,701,244	116,122,628	18,478,876

Liabilities
Payables:
Investment advisory fees	4,507	5,500	50,752	7,610
Securities purchased	—	40,608	—	13,192
Written options	—	237,325	—	19,767
Total liabilities	4,507	283,433	50,752	40,569
Net Assets	$15,363,693	$13,417,811	$116,071,876	$18,438,307

Net Assets Consist of
Paid-in capital	$14,437,338	$13,272,148	$136,908,227	$17,232,535
Distributable earnings (loss)	926,355	145,663	(20,836,351)	1,205,772
Net Assets	$15,363,693	$13,417,811	$116,071,876	$18,438,307
Number of Common Shares outstanding	550,001	525,001	3,100,001	550,001
Net Asset Value, offering and redemption price per share	$27.93	$25.56	$37.44	$33.52
Investments, at cost	$14,265,412	$13,612,112	$77,239,185	$17,306,042
Premiums received	$—	$298,845	$—	$20,826

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Assets and Liabilities (Continued)
December 31, 2021 (Unaudited)

	Simplify Nasdaq 100 PLUS Downside Convexity ETF	Simplify Risk Parity Treasury ETF	Simplify Tail Risk Strategy ETF	Simplify US Equity PLUS Convexity ETF
Assets
Investments, at value	$16,122,207	$23,389,687	$27,955,844	$114,710,239
Cash	2,949	7,313,309	1,357,398	—
Cash held as collateral for futures	—	8,900,000	—	—
Receivables:
Investment adviser	3,051	2,819	29,810	23,733
Interest	—	93,546	—	—
Dividends	—	—	—	3
Variation margin on futures contracts	—	45,000	—	—
Due from broker	—	120,640	—	—
Securities sold	—	—	—	35,829
Total assets	16,128,207	39,865,001	29,343,052	114,769,804

Liabilities
Payables:
Written options	34,545	—	373,878	151,360
Investment advisory fees	6,098	7,047	17,261	47,467
Securities purchased	—	2,610,141	—	—
Total liabilities	40,643	2,617,188	391,139	198,827
Net Assets	$16,087,564	$37,247,813	$28,951,913	$114,570,977

Net Assets Consist of
Paid-in capital	$15,015,366	$37,147,316	$30,235,307	$95,677,547
Distributable earnings (loss)	1,072,198	100,497	(1,283,394)	18,893,430
Net Assets	$16,087,564	$37,247,813	$28,951,913	$114,570,977
Number of Common Shares outstanding	500,001	1,500,001	1,225,001	3,329,000
Net Asset Value, offering and redemption price per share	$32.18	$24.83	$23.63	$34.42
Investments, at cost	$15,198,095	$23,410,472	$28,877,973	$96,939,719
Premiums received	$37,226	$—	$403,599	$181,743

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Assets and Liabilities (Continued)
December 31, 2021 (Unaudited)

	Simplify US Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS GBTC ETF	Simplify US Equity PLUS Upside Convexity ETF	Simplify Volt Cloud and Cybersecurity Disruption ETF
Assets
Investments, at value	$459,072,452	$113,393,158	$21,227,013	$15,988,954
Cash	—	377,845	—	—
Cash held as collateral for futures	—	3,752,422	—	—
Receivables:
Capital shares	12,420,951	—	—	—
Securities sold	315,855	52,250	—	—
Investment adviser	81,975	—	3,992	—
Dividends	13	—	1	2
Due from broker	—	2,109,853	—	—
Total assets	471,891,246	119,685,528	21,231,006	15,988,956

Liabilities
Due to custodian	—	—	—	82
Due to broker	193,127	—	2,666	—
Payables:
Securities purchased	12,468,310	—	7,166	—
Written options	1,226,090	—	—	—
Investment advisory fees	163,951	52,601	7,984	14,081
Variation margin on futures contracts	—	52,250	—	—
Total liabilities	14,051,478	104,851	17,816	14,163
Net Assets	$457,839,768	$119,580,677	$21,213,190	$15,974,793

Net Assets Consist of
Paid-in capital	$414,294,059	$106,745,971	$18,242,547	$16,627,140
Distributable earnings (loss)	43,545,709	12,834,706	2,970,643	(652,347)
Net Assets	$457,839,768	$119,580,677	$21,213,190	$15,974,793
Number of Common Shares outstanding	13,825,001	4,250,001	600,001	1,050,316
Net Asset Value, offering and redemption price per share	$33.12	$28.14	$35.36	$15.21
Investments, at cost	$414,605,640	$102,020,402	$18,218,205	$16,623,775
Premiums received	$1,423,967	$—	$—	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Assets and Liabilities (Continued)
December 31, 2021 (Unaudited)

	Simplify Volt Fintech Disruption ETF	Simplify Volt Pop Culture Disruption ETF	Simplify Volt RoboCar Disruption and Tech ETF
Assets
Investments, at value	$2,121,094	$1,133,456	$8,910,522
Receivables:
Interest	—	—	1
Dividends	—	—	2,920
Total assets	2,121,094	1,133,456	8,913,443

Liabilities
Due to broker	—	—	53
Payables:
Investment advisory fees	1,978	925	7,669
Total liabilities	1,978	925	7,722
Net Assets	$2,119,116	$1,132,531	$8,905,721

Net Assets Consist of
Paid-in capital	$3,503,680	$1,215,554	$9,551,954
Distributable earnings (loss)	(1,384,564)	(83,023)	(646,233)
Net Assets	$2,119,116	$1,132,531	$8,905,721
Number of Common Shares outstanding	250,316	100,316	575,420
Net Asset Value, offering and redemption price per share	$8.47	$11.29	$15.48
Investments, at cost	$2,772,751	$1,338,780	$8,964,503

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Consolidated Statement of Assets and Liabilities
December 31, 2021 (Unaudited)

Simplify Volatility Premium ETF
Assets
Investments, at value	$355,118
Cash	55,327,673
Cash held as collateral for futures	13,332,274
Receivables:
Due from broker	3,414,448
Variation margin on futures contracts	156,676
Interest	63
Total assets	72,586,252

Liabilities
Payables:
Securities purchased	156,453
Investment advisory fees	31,132
Distributions payable	223
Total liabilities	187,808
Net Assets	$72,398,444

Net Assets Consist of
Paid-in capital	$70,532,750
Distributable earnings (loss)	1,865,694
Net Assets	$72,398,444
Number of Common Shares outstanding	2,650,001
Net Asset Value, offering and redemption price per share	$27.32
Investments, at cost	$541,898

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Operations
For the Six Months Ended December 31, 2021 (Unaudited)

	Simplify Health Care ETF(1)	Simplify Hedged Equity ETF(2)	Simplify Interest Rate Hedge ETF	Simplify Nasdaq 100 PLUS Convexity ETF
Investment Income
Dividend income*	$12,723	$42,527	$—	$30,456
Interest income	—	—	260,246	—
Total income	12,723	42,527	260,246	30,456

Expenses
Investment advisory fees	7,498	9,593	253,732	20,329
Interest expense	—	—	—	11
Other expenses	—	—	30	44
Total expenses	7,498	9,593	253,762	20,384
Less fees waived (see Note 5):
Waiver	—	—	—	(10,209)
Net expenses	7,498	9,593	253,762	10,175
Net investment income (loss)	5,225	32,934	6,484	20,281

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	49,582	(31,688)	(4,916,056)	31,094
In-kind redemptions	—	8,436	—	—
Written options	—	68,236	—	18,643
Net realized gain (loss)	49,582	44,984	(4,916,056)	49,737
Net change in unrealized appreciation (depreciation) on:
Investments	877,983	39,024	(4,078,122)	769,381
Written options	—	61,520	—	1,059
Net unrealized gain (loss)	877,983	100,544	(4,078,122)	770,440
Net realized and unrealized gain (loss)	927,565	145,528	(8,994,178)	820,177
Net Increase (Decrease) in Net Assets Resulting from Operations	$932,790	$178,462	$(8,987,694)	$840,458
* Withholding tax	$18	$—	$—	$—

(1)	For the period October 8, 2021 (commencement of operations) through December 31, 2021.
(2)	For the period November 2, 2021 (commencement of operations) through December 31, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Operations (Continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	Simplify Nasdaq 100 PLUS Downside Convexity ETF	Simplify Risk Parity Treasury ETF(1)	Simplify Tail Risk Strategy ETF(2)	Simplify US Equity PLUS Convexity ETF
Investment Income
Dividend income	$25,354	$—	$—	$733,340
Affiliated dividend income	—	—	732,078	—
Interest income	—	40,494	—	—
Total income	25,354	40,494	732,078	733,340

Expenses
Investment advisory fees	20,726	12,744	42,675	257,232
Interest expense	17	—	—	7
Other expenses	44	—	—	57
Total expenses	20,787	12,744	42,675	257,296
Less fees waived (see Note 5):
Waiver	(10,409)	(5,098)	(37,674)	(128,673)
Net expenses	10,378	7,646	5,001	128,623
Net investment income (loss)	14,976	32,848	727,077	604,717

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(71,965)	1	(784,136)	357,173
Affiliated investments	—	—	(16,200)	—
In-kind redemptions	221,525	—	—	1,311,694
Futures	—	(740,200)	—	—
Written options	21,040	—	158,198	53,896
Net realized gain (loss)	170,600	(740,199)	(642,138)	1,722,763
Net change in unrealized appreciation (depreciation) on:
Investments	683,548	(20,785)	(692,116)	9,913,173
Affiliated investments	—	—	(230,013)	—
Futures	—	860,854	—	—
Written options	2,681	—	29,721	30,383
Net unrealized gain (loss)	686,229	840,069	(892,408)	9,943,556
Net realized and unrealized gain (loss)	856,829	99,870	(1,534,546)	11,666,319
Net Increase (Decrease) in Net Assets Resulting from Operations	$871,805	$132,718	$(807,469)	$12,271,036

(1)	For the period September 28, 2021 (commencement of operations) through December 31, 2021.
(2)	For the period September 14, 2021 (commencement of operations) through December 31, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Operations (Continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	Simplify US Equity PLUS Downside Convexity ETF	Simplify US Equity PLUS GBTC ETF	Simplify US Equity PLUS Upside Convexity ETF	Simplify Volt Cloud and Cybersecurity Disruption ETF
Investment Income
Dividend income	$2,402,620	$696,550	$113,155	$2,371

Expenses
Investment advisory fees	798,424	286,443	34,916	53,340
Interest expense	27	200	1	1
Other expenses	57	30	57	44
Total expenses	798,508	286,673	34,974	53,385
Less fees waived (see Note 5):
Waiver	(399,257)	—	(17,516)	—
Net expenses	399,251	286,673	17,458	53,385
Net investment income (loss)	2,003,369	409,877	95,697	(51,014)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,722,909)	7,593	179,999	966,838
In-kind redemptions	2,792,609	761,221	—	284,557
Futures	—	1,773,532	—	—
Written options	359,570	—	—	—
Net realized gain (loss)	(570,730)	2,542,346	179,999	1,251,395
Net change in unrealized appreciation (depreciation) on:
Investments	29,012,666	10,248,982	1,850,719	(1,213,202)
Futures	—	32,008	—	—
Written options	197,877	—	—	—
Net unrealized gain (loss)	29,210,543	10,280,990	1,850,719	(1,213,202)
Net realized and unrealized gain (loss)	28,639,813	12,823,336	2,030,718	38,193
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,643,182	$13,233,213	$2,126,415	$(12,821)

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Operations (Continued)
For the Six Months Ended December 31, 2021 (Unaudited)

	Simplify Volt Fintech Disruption ETF	Simplify Volt Pop Culture Disruption ETF	Simplify Volt RoboCar Disruption and Tech ETF
Investment Income
Dividend income*	$162	$230	$22,729

Expenses
Investment advisory fees	14,118	7,164	19,622
Interest expense	14	2	3
Other expenses	44	44	44
Total expenses	14,176	7,210	19,669
Net investment income (loss)	(14,014)	(6,980)	3,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(401,911)	(13,835)	(272,642)
In-kind redemptions	(37,837)	184,180	109,987
Net realized gain (loss)	(439,748)	170,345	(162,655)
Net change in unrealized appreciation (depreciation) on:
Investments	(472,609)	(231,555)	12,740
Net unrealized gain (loss)	(472,609)	(231,555)	12,740
Net realized and unrealized gain (loss)	(912,357)	(61,210)	(149,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(926,371)	$(68,190)	$(146,855)
* Withholding tax	$—	$—	$144

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Consolidated Statement of Operations
For the Six Months Ended December 31, 2021 (Unaudited)

Simplify Volatility Premium ETF
Investment Income
Dividend income	$77

Expenses
Investment advisory fees	111,566
Interest expense	6,350
Other expenses	30
Total expenses	117,946
Net investment income (loss)	(117,869)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(201,308)
In-kind redemptions	118,493
Futures	2,512,667
Net realized gain (loss)	2,429,852
Net change in unrealized appreciation (depreciation) on:
Investments	(770,377)
Futures	2,405,772
Net unrealized gain (loss)	1,635,395
Net realized and unrealized gain (loss)	4,065,247
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,947,378

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Changes in Net Assets

	Simplify Health Care ETF		Simplify Hedged Equity ETF	Simplify Interest Rate Hedge ETF
	For the period October 8, 2021(1) to December 31, 2021 (Unaudited)		For the period November 2, 2021(1) to December 31, 2021 (Unaudited)	For the Six Months Ended December 31, 2021 (Unaudited)	For the period May 11, 2021(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,225		$32,934	$6,484	$(3,191)
Net realized gain (loss)	49,582		44,984	(4,916,056)	(2)
Net change in net unrealized appreciation (depreciation)	877,983		100,544	(4,078,122)	(11,842,345)
Net increase (decrease) in net assets resulting from operations	932,790		178,462	(8,987,694)	(11,845,538)

Distributions	(6,435)		(32,799)	(3,119)	—

Fund Shares Transactions
Proceeds from shares sold	14,437,338		14,537,066	61,283,318	73,682,046
Variable transaction fees (see Note 7)	—		—	919,250	1,023,613
Value of shares redeemed	—		(1,264,918)	—	—
Net increase (decrease) in net assets resulting from fund share transactions	14,437,338		13,272,148	62,202,568	74,705,659
Total net increase (decrease) in Net Assets	15,363,693		13,417,811	53,211,755	62,860,121

Net Assets
Beginning of period	—		—	62,860,121	—
End of period	$15,363,693		$13,417,811	$116,071,876	$62,860,121

Changes in Shares Outstanding
Shares outstanding, beginning of period	—		—	1,550,001	—
Shares sold	550,001	(2)	575,001 (2)	1,550,000	1,550,001 (2)
Shares redeemed	—		(50,000)	—	—
Shares outstanding, end of period	550,001		525,001	3,100,001	1,550,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Changes in Net Assets (Continued)

	Simplify Nasdaq 100 PLUS Convexity ETF		Simplify Nasdaq 100 PLUS Downside Convexity ETF		Simplify Risk Parity Treasury ETF
	For the Six Months Ended December 31, 2021 (Unaudited)	For the period December 11, 2020(1) to June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the period December 11, 2020(1) to June 30, 2021	For the period September 28, 2021(1) to December 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$20,281	$7,393	$14,976	$6,109	$32,848
Net realized gain (loss)	49,737	(11,083)	170,600	38,513	(740,199)
Net change in net unrealized appreciation (depreciation)	770,440	396,694	686,229	240,564	840,069
Net increase (decrease) in net assets resulting from operations	840,458	393,004	871,805	285,186	132,718

Distributions	(20,294)	(7,396)	(15,019)	(6,111)	(32,221)

Fund Shares Transactions
Proceeds from shares sold	14,665,502	2,567,033	13,787,185	3,942,427	37,147,316
Value of shares redeemed	—	—	(1,456,963)	(1,320,946)	—
Net increase (decrease) in net assets resulting from fund share transactions	14,665,502	2,567,033	12,330,222	2,621,481	37,147,316
Total net increase (decrease) in Net Assets	15,485,666	2,952,641	13,187,008	2,900,556	37,247,813

Net Assets
Beginning of period	2,952,641	—	2,900,556	—	—
End of period	$18,438,307	$2,952,641	$16,087,564	$2,900,556	$37,247,813

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	—	100,001	—	—
Shares sold	450,000	100,001 (2)	450,000	150,001 (2)	1,500,001 (2)
Shares redeemed	—	—	(50,000)	(50,000)	—
Shares outstanding, end of period	550,001	100,001	500,001	100,001	1,500,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Changes in Net Assets (Continued)

	Simplify Tail Risk Strategy ETF	Simplify US Equity PLUS Convexity ETF		Simplify US Equity PLUS Downside Convexity ETF
	For the period September 14, 2021(1) to December 31, 2021 (Unaudited)	For the Six Months Ended December 31, 2021 (Unaudited)	For the period September 4, 2020(1) to June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the period September 4, 2020(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$727,077	$604,717	$723,164	$2,003,369	$1,008,964
Net realized gain (loss)	(642,138)	1,722,763	10,734,712	(570,730)	1,723,772
Net change in net unrealized appreciation (depreciation)	(892,408)	9,943,556	7,857,347	29,210,543	15,454,146
Net increase (decrease) in net assets resulting from operations	(807,469)	12,271,036	19,315,223	30,643,182	18,186,882

Distributions	(475,925)	(604,762)	(723,257)	(2,005,836)	(1,009,141)

Fund Shares Transactions
Proceeds from shares sold	30,235,307	20,281,635	127,487,621	218,677,364	225,771,624
Value of shares redeemed	—	(6,323,402)	(57,233,117)	(14,170,575)	(18,253,732)
Net increase (decrease) in net assets resulting from fund share transactions	30,235,307	13,958,233	70,254,504	204,506,789	207,517,892
Total net increase (decrease) in Net Assets	28,951,913	25,624,507	88,846,470	233,144,135	224,695,633

Net Assets
Beginning of period	—	88,946,470	100,000	224,695,633	—
End of period	$28,951,913	$114,570,977	$88,946,470	$457,839,768	$224,695,633

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	2,904,000	4,000	7,425,001	—
Shares sold	1,225,001 (2)	625,000	4,825,000	6,850,000	8,079,001 (2)
Shares redeemed	—	(200,000)	(1,925,000)	(450,000)	(654,000)
Shares outstanding, end of period	1,225,001	3,329,000	2,904,000	13,825,001	7,425,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS GBTC ETF			Simplify US Equity PLUS Upside Convexity ETF
	For the Six Months Ended December 31, 2021 (Unaudited)	For the period May 25, 2021(1) to June 30, 2021		For the Six Months Ended December 31, 2021 (Unaudited)	For the period September 4, 2020(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$409,877	$177,357		$95,697	$65,241
Net realized gain (loss)	2,542,346	127,758		179,999	186,926
Net change in net unrealized appreciation (depreciation)	10,280,990	1,301,510		1,850,719	1,158,089
Net increase (decrease) in net assets resulting from operations	13,233,213	1,606,625		2,126,415	1,410,256

Distributions	(1,827,702)	(177,430)		(321,670)	(65,305)

Fund Shares Transactions
Proceeds from shares sold	12,665,963	101,124,673		10,111,392	11,393,348
Value of shares redeemed	(7,044,665)	—		—	(3,441,246)
Net increase (decrease) in net assets resulting from fund share transactions	5,621,298	101,124,673		10,111,392	7,952,102
Total net increase (decrease) in Net Assets	17,026,809	102,553,868		11,916,137	9,297,053

Net Assets
Beginning of period	102,553,868	—		9,297,053	—
End of period	$119,580,677	$102,553,868		$21,213,190	$9,297,053

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,050,001	—		300,001	—
Shares sold	450,000	4,050,001	(2)	300,000	429,001 (2)
Shares redeemed	(250,000)	—		—	(129,000)
Shares outstanding, end of period	4,250,001	4,050,001		600,001	300,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Changes in Net Assets (Continued)

	Simplify Volt Cloud and Cybersecurity Disruption ETF		Simplify Volt Fintech Disruption ETF
	For the Six Months Ended December 31, 2021 (Unaudited)	For the period December 29, 2020(1) to June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the period December 29, 2020(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(51,014)	$(7,444)	$(14,014)	$(10,776)
Net realized gain (loss)	1,251,395	(97,887)	(439,748)	(326,934)
Net change in net unrealized appreciation (depreciation)	(1,213,202)	578,381	(472,609)	(179,048)
Net increase (decrease) in net assets resulting from operations	(12,821)	473,050	(926,371)	(516,758)

Distributions	(1,112,252)	—	—	—

Fund Shares Transactions
Proceeds from shares sold	13,031,808	5,892,600	1,125,764	3,645,788
Value of shares redeemed	(1,281,444)	(1,016,148)	(723,929)	(485,378)
Net increase (decrease) in net assets resulting from fund share transactions	11,750,364	4,876,452	401,835	3,160,410
Total net increase (decrease) in Net Assets	10,625,291	5,349,502	(524,536)	2,643,652

Net Assets
Beginning of period	5,349,502	—	2,643,652	—
End of period	$15,974,793	$5,349,502	$2,119,116	$2,643,652

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,316	—	225,316	—
Shares sold	725,000	500,316 (2)	100,000	275,316 (2)
Shares redeemed	(75,000)	(100,000)	(75,000)	(50,000)
Shares outstanding, end of period	1,050,316	400,316	250,316	225,316

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statements of Changes in Net Assets (Continued)

	Simplify Volt Pop Culture Disruption ETF		Simplify Volt RoboCar Disruption and Tech ETF
	For the Six Months Ended December 31, 2021 (Unaudited)	For the period December 29, 2020(1) to June 30, 2021	For the Six Months Ended December 31, 2021 (Unaudited)	For the period December 29, 2020(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(6,980)	$(4,563)	$3,060	$(7,556)
Net realized gain (loss)	170,345	(36,567)	(162,655)	(447,546)
Net change in net unrealized appreciation (depreciation)	(231,555)	26,231	12,740	(66,721)
Net increase (decrease) in net assets resulting from operations	(68,190)	(14,899)	(146,855)	(521,823)

Fund Shares Transactions
Proceeds from shares sold	1,244,569	1,253,950	8,039,256	4,198,385
Value of shares redeemed	(1,282,899)	—	(1,062,274)	(1,600,968)
Net increase (decrease) in net assets resulting from fund share transactions	(38,330)	1,253,950	6,976,982	2,597,417
Total net increase (decrease) in Net Assets	(106,520)	1,239,051	6,830,127	2,075,594

Net Assets
Beginning of period	1,239,051	—	2,075,594	—
End of period	$1,132,531	$1,239,051	$8,905,721	$2,075,594

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,316	—	175,420	—
Shares sold	100,000	100,316 (2)	475,000	325,420 (2)
Shares redeemed	(100,000)	—	(75,000)	(150,000)
Shares outstanding, end of period	100,316	100,316	575,420	175,420

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Consolidated Statement of Changes in Net Assets

	Simplify Volatility Premium ETF
	For the Six Months Ended December 31, 2021 (Unaudited)	For the period May 13, 2021(1) to June 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(117,869)	$(5,951)
Net realized gain (loss)	2,429,852	2,908
Net change in net unrealized appreciation (depreciation)	1,635,395	583,474
Net increase (decrease) in net assets resulting from operations	3,947,378	580,431

Distributions	(2,662,115)	—

Fund Shares Transactions
Proceeds from shares sold	70,003,601	16,151,690
Value of shares redeemed	(13,747,539)	(1,875,002)
Net increase (decrease) in net assets resulting from fund share transactions	56,256,062	14,276,688
Total net increase (decrease) in Net Assets	57,541,325	14,857,119

Net Assets
Beginning of period	14,857,119	—
End of period	$72,398,444	$14,857,119

Changes in Shares Outstanding
Shares outstanding, beginning of period	550,001	—
Shares sold	2,600,000	625,001 (2)
Shares redeemed	(500,000)	(75,000)
Shares outstanding, end of period	2,650,001	550,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Statement of Cash Flows
For the Six Months Ended December 31, 2021 (Unaudited)

Simplify Interest Rate Hedge ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(8,987,694)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(38,588,818)
Net change in unrealized (appreciation) / depreciation on long-term investments	4,078,122
Net realized (gain) / loss from sales of investments	4,916,056
Proceeds from sale of securities	(4,916,056)
Net amortization of premium / (discount)	(18,837)
(Increase) Decrease in dividends and interest receivable	(49,770)
Increase (Decrease) in due to broker	(430,000)
Increase (Decrease) in investment advisory fees payable	26,217
Net Cash Provided by / (Used for) Operating Activities	(43,970,780)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	61,283,318
Transaction fees	919,250
Distributions paid	(3,119)
Cash provided by (used for) financing activities	62,199,449
Net increase (decrease) in cash	18,228,669
Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of year	36,477,296
Cash and Restricted Cash(1), at end of period	$54,705,965

(1)	Cash and restricted cash include cash and cash held as collateral for swaptions, as outlined further on the Statements of Assets and Liabilities.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Financial Highlights

Simplify Health Care ETF Selected Per Share Data	Period Ended December 31, 2021(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.02
Net realized and unrealized gain (loss)	2.92
Total from investment operations	2.94
Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)
Net Asset Value, end of period	$27.93
Total Return (%)	11.78
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$15
Ratio of expenses (%)	0.50	(c)
Ratio of net investment income (loss) (%)	0.35	(c)
Portfolio turnover rate (%)(d)	52	(e)

Simplify Hedged Equity ETF Selected Per Share Data	Period Ended December 31, 2021(f) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07
Net realized and unrealized gain (loss)	0.56
Total from investment operations	0.63
Less distributions from:
Net investment income	(0.07)
Total distributions	(0.07)
Net Asset Value, end of period	$25.56
Total Return (%)	2.51
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$13
Ratio of expenses (%)	0.50	(c)
Ratio of net investment income (loss) (%)	1.72	(c)
Portfolio turnover rate (%)(d)	0	(e)

(a)	For the period October 8, 2021 (commencement of operations) through December 31, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period November 2, 2021 (commencement of operations) through December 31, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Financial Highlights (Continued)

Simplify Interest Rate Hedge ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$40.55		$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.00	(c)	(0.00	)(c)
Net realized and unrealized gain (loss)	(3.47)		(10.42)
Total from investment operations	(3.47)		(10.42)
Variable transaction fees (see Note 7)	0.36		0.97
Less distributions from:
Net investment income	(0.00	)(c)	—
Total distributions	(0.00	)(c)	—
Net Asset Value, end of period	$37.44		$40.55
Total Return (%)	(7.67)		(18.89)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$116		$63
Ratio of expenses (%)	0.50	(d)	0.50	(d)
Ratio of net investment income (loss) (%)	0.01	(d)	(0.05	)(d)
Portfolio turnover rate (%)(e)	0	(f)	0	(f)

Simplify Nasdaq 100 PLUS Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(g)
Net Asset Value, beginning of period	$29.53		$25.67
Income (loss) from investment operations:
Net investment income (loss)(b)	0.08		0.07
Net realized and unrealized gain (loss)	3.96		3.86
Total from investment operations	4.04		3.93
Less distributions from:
Net investment income	(0.05)		(0.07)
Total distributions	(0.05)		(0.07)
Net Asset Value, end of period	$33.52		$29.53
Total Return (%)	13.73		15.33
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$18		$3
Ratio of expenses before fee waiver (%)	0.50	(d)	0.50	(d)
Ratio of expenses after fee waiver (%)	0.25	(d)	0.25	(d)
Ratio of net investment income (loss) (%)	0.50	(d)	0.49	(d)
Portfolio turnover rate (%)(e)	3	(f)	3	(f)

(a)	For the period May 11, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005. (d) Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	Not annualized.
(g)	For the period December 11, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Financial Highlights (Continued)

Simplify Nasdaq 100 PLUS Downside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$29.01		$25.48
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06		0.07
Net realized and unrealized gain (loss)	3.16		3.52
Total from investment operations	3.22		3.59
Less distributions from:
Net investment income	(0.05)		(0.06)
Total distributions	(0.05)		(0.06)
Net Asset Value, end of period	$32.18		$29.01
Total Return (%)	11.09		14.11
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$16		$3
Ratio of expenses before fee waiver (%)	0.50	(c)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)	0.25	(c)
Ratio of net investment income (loss) (%)	0.36	(c)	0.45	(c)
Portfolio turnover rate (%)(d)	2	(e)	3	(e)

Simplify Risk Parity Treasury ETF Selected Per Share Data	Period Ended December 31, 2021(f) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss)	(0.18	)(g)
Total from investment operations	(0.14)
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Net Asset Value, end of period	$24.83
Total Return (%)	(0.56)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$37
Ratio of expenses before fee waiver (%)	0.25	(c)
Ratio of expenses after fee waiver (%)	0.15	(c)
Ratio of net investment income (loss) (%)	0.64	(c)
Portfolio turnover rate (%)(d)	0	(e)

(a)	For the period December 11, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period September 28, 2021 (commencement of operations) through December 31, 2021.
(g)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Financial Highlights (Continued)

Simplify Tail Risk Strategy ETF Selected Per Share Data	Period Ended December 31, 2021(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.91
Net realized and unrealized gain (loss)	(1.83)
Total from investment operations	(0.92)
Less distributions from:
Net investment income	(0.45)
Total distributions	(0.45)
Net Asset Value, end of period	$23.63
Total Return (%)	(3.70)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$29
Ratio of expenses before fee waiver (%)	0.75 (c)
Ratio of expenses after fee waiver (%)	0.09 (c)
Ratio of net investment income (loss) (%)	12.78 (c)
Portfolio turnover rate (%)(d)	7 (e)

Simplify US Equity PLUS Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(f)
Net Asset Value, beginning of period	$30.63		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19		0.31
Net realized and unrealized gain (loss)	3.79		5.59
Total from investment operations	3.98		5.90
Less distributions from:
Net investment income	(0.19)		(0.27)
Total distributions	(0.19)		(0.27)
Net Asset Value, end of period	$34.42		$30.63
Total Return (%)	13.00		23.68
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$115		$89
Ratio of expenses before fee waiver (%)	0.50	(c)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)	0.25	(c)
Ratio of net investment income (loss) (%)	1.18	(c)	1.35	(c)
Portfolio turnover rate (%)(d)	1	(e)	6	(e)

(a)	For the period September 14, 2021 (commencement of operations) through December 31, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Financial Highlights (Continued)

Simplify US Equity PLUS Downside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$30.26		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.20		0.36
Net realized and unrealized gain (loss)	2.83		5.14
Total from investment operations	3.03		5.50
Less distributions from:
Net investment income	(0.17)		(0.24)
Total distributions	(0.17)		(0.24)
Net Asset Value, end of period	$33.12		$30.26
Total Return (%)	10.01		22.07
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$458		$225
Ratio of expenses before fee waiver (%)	0.50	(c)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)	0.25	(c)
Ratio of net investment income (loss) (%)	1.25	(c)	1.53	(c)
Portfolio turnover rate (%)(d)	2	(e)	4	(e)

Simplify US Equity PLUS GBTC ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(f)
Net Asset Value, beginning of period	$25.32		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.10		0.06
Net realized and unrealized gain (loss)	3.15		0.30
Total from investment operations	3.25		0.36
Less distributions from:
Net investment income	(0.09)		(0.04)
Net realized gains	(0.34)		—
Total distributions	(0.43)		(0.04)
Net Asset Value, end of period	$28.14		$25.32
Total Return (%)	12.79		1.46
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$120		$103
Ratio of expenses (%)	0.50	(c)	0.51	(c),(g)
Ratio of net investment income (loss) (%)	0.72	(c)	2.65	(c)
Portfolio turnover rate (%)(d)	0	(e)	2	(e)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period May 25, 2021 (commencement of operations) through June 30, 2021.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Financial Highlights (Continued)

Simplify US Equity PLUS Upside Convexity ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$30.99		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.23		0.32
Net realized and unrealized gain (loss)	4.74		6.02
Total from investment operations	4.97		6.34
Less distributions from:
Net investment income	(0.19)		(0.35)
Net realized gains	(0.41)		—
Total distributions	(0.60)		(0.35)
Net Asset Value, end of period	$35.36		$30.99
Total Return (%)	16.01		25.52
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$21		$9
Ratio of expenses before fee waiver (%)	0.50	(c)	0.50	(c)
Ratio of expenses after fee waiver (%)	0.25	(c)	0.25	(c)
Ratio of net investment income (loss) (%)	1.37	(c)	1.37	(c)
Portfolio turnover rate (%)(d)	3	(e)	5	(e)

Simplify Volt Cloud and Cybersecurity Disruption ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(f)
Net Asset Value, beginning of period	$13.36		$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.08)		(0.05)
Net realized and unrealized gain (loss)	2.99		0.91
Total from investment operations	2.91		0.86
Net realized gains	(1.06)		—
Total distributions	(1.06)		—
Net Asset Value, end of period	$15.21		$13.36
Total Return (%)	21.46		6.91
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$16		$5
Ratio of expenses (%)	0.95	(c)	0.95	(c)
Ratio of net investment income (loss) (%)	(0.91	)(c)	(0.81	)(c)
Portfolio turnover rate (%)(d)	46	(e)	40	(e)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(e)	Not annualized.
(f)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Financial Highlights (Continued)

Simplify Volt Fintech Disruption ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$11.73		$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)		(0.05)
Net realized and unrealized gain (loss)	(3.21)		(0.72)
Total from investment operations	(3.26)		(0.77)
Net Asset Value, end of period	$8.47		$11.73
Total Return (%)	(27.85)		(6.14)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2		$3
Ratio of expenses (%)	0.95	(c)	0.96	(c),(d)
Ratio of net investment income (loss) (%)	(0.94	)(c)	(0.81	)(c)
Portfolio turnover rate (%)(e)	84	(f)	47	(f)

Simplify Volt Pop Culture Disruption ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$12.35		$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.06)		(0.05)
Net realized and unrealized gain (loss)	(1.00)		(0.10)
Total from investment operations	(1.06)		(0.15)
Net Asset Value, end of period	$11.29		$12.35
Total Return (%)	(8.60)		(1.19)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1		$1
Ratio of expenses (%)	0.96	(c)	0.95	(c)
Ratio of net investment income (loss) (%)	(0.93	)(c)	(0.75	)(c)
Portfolio turnover rate (%)(e)	153	(f)	7	(f)

(a)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Financial Highlights (Continued)

Simplify Volt RoboCar Disruption and Tech ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$11.83		$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	0.01		(0.04)
Net realized and unrealized gain (loss)	3.64	(c)	(0.63)
Total from investment operations	3.65		(0.67)
Net Asset Value, end of period	$15.48		$11.83
Total Return (%)	30.80		(5.34)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$9		$2
Ratio of expenses (%)	0.95	(d)	0.95	(d)
Ratio of net investment income (loss) (%)	0.15	(d)	(0.71	)(d)
Portfolio turnover rate (%)(e)	89	(f)	20	(f)

(a)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Consolidated Financial Highlights

Simplify Volatility Premium ETF Selected Per Share Data	For the Six Months Ended December 31, 2021 (Unaudited)		Period Ended June 30, 2021(a)
Net Asset Value, beginning of period	$27.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.07)		(0.02)
Net realized and unrealized gain (loss)	1.63		2.03
Total from investment operations	1.56		2.01
Less distributions from:
Net investment income	(1.25)		—
Total distributions	(1.25)		—
Net Asset Value, end of period	$27.32		$27.01
Total Return (%)	5.85		8.05
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$72		$15
Ratio of expenses (%)	0.53	(c),(d)	0.51	(c),(e)
Ratio of net investment income (loss) (%)	(0.53	)(c)	(0.51	)(c)
Portfolio turnover rate (%)(f)	6	(g)	10	(g)

(a)	For the period May 13, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized.
(d)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	Not annualized.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Notes to Financial Statements
December 31, 2021 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2021, the Trust consists of sixteen investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Simplify Health Care ETF
Simplify Hedged Equity ETF
Simplify Interest Rate Hedge ETF
Simplify Nasdaq 100 PLUS Convexity ETF
Simplify Nasdaq 100 PLUS Downside Convexity ETF
Simplify Risk Parity Treasury ETF
Simplify Tail Risk Strategy ETF
Simplify US Equity PLUS Convexity ETF
Simplify US Equity PLUS Downside Convexity ETF
Simplify US Equity PLUS GBTC ETF
Simplify US Equity PLUS Upside Convexity ETF
Simplify Volt Cloud and Cybersecurity Disruption ETF
Simplify Volt Fintech Disruption ETF
Simplify Volt Pop Culture Disruption ETF
Simplify Volt RoboCar Disruption and Tech ETF
Simplify Volatility Premium ETF

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares that are listed and traded on the NYSEArca, Inc. (“NYSEArca”), except for Simplify Nasdaq 100 PLUS Convexity ETF, Simplify US Equity PLUS GBTC ETF and Simplify Nasdaq 100 PLUS Downside Convexity ETF which offer shares that are listed and traded on the NASDAQ Stock Market LLC (“Nasdaq”) and Simplify Risk Parity Treasury ETF which offers shares that are listed and traded on the CBOE BZX Exchange, Inc. Unlike mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek to provide capital appreciation, except for Simplify Interest Rate Hedge ETF, Simplify Risk Parity Treasury ETF, Simplify Tail Risk Strategy ETF and Simplify Volatility Premium ETF. The investment objectives of Simplify Interest Rate Hedge ETF are to seek to hedge interest rate movements arising from rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income. The investment objectives of Simplify Risk Parity Treasury ETF is to seek to provide total return, before fees and expenses, that matches or outperforms the performance of the ICE US Treasury 20+ Year Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter. The investment objective of Simplify Tail Risk Strategy ETF is to seek to provide income and capital appreciation while protecting against significant downside risk. The investment objective of Simplify Volatility Premium ETF is to seek to provide investment results, before fees and expenses, that correspond approximately to one-fifth to three-tenths the inverse (-0.2x to -0.3x) of the performance of the S&P 500 VIX short-term futures index while seeking to mitigate extreme volatility.

2. Consolidation of Subsidiary

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Fund listed below include the accounts of a wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, the Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by the Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Volatility Premium ETF	Simplify Volatility Premium Cayman Fund

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2021	% of Fund’s Total Net Assets at December 31, 2021
Simplify Volatility Premium ETF	May 13, 2021	$17,422,031	24.1%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1.

The valuation of the swaptions is based on a composite of broker quotes of forward premium. The forward premium on option expiry/exercise date is obtained by discounting it’s spot premium by the prevailing market discount factor curve. The average midmarket price for the positions are then used to determine the current gain loss on each position. These securities are categorized as Level 3 of the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2021 for each Fund based upon the three levels defined above:

Simplify Health Care ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$15,143,395	$—	$—	$15,143,395
TOTAL	$15,143,395	$—	$—	$15,143,395

Simplify Hedged Equity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,551,286	$—	$—	$13,551,286
Purchased Options	99,850	—	—	99,850
TOTAL	$13,651,136	$—	$—	$13,651,136

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(237,325)	$—	$—	$(237,325)
TOTAL	$(237,325)	$—	$—	$(237,325)

Simplify Interest Rate Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$76,010,547	$—	$—	$76,010,547
TOTAL	$76,010,547	$—	$—	$76,010,547

Liabilities	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$—	$(14,691,829)	$(14,691,829)
TOTAL	$—	$—	$(14,691,829)	$(14,691,829)

Simplify Nasdaq 100 PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$17,816,519	$—	$—	$17,816,519
Purchased Options	638,678	—	—	638,678
Money Market Funds	16,920	—	—	16,920
TOTAL	$18,472,117	$—	$—	$18,472,117

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(19,767)	$—	$—	$(19,767)
TOTAL	$(19,767)	$—	$—	$(19,767)

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,946,624	$—	$—	$15,946,624
Purchased Options	174,191	—	—	174,191
Money Market Funds	1,392	—	—	1,392
TOTAL	$16,122,207	$—	$—	$16,122,207

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(34,545)	$—	$—	$(34,545)
TOTAL	$(34,545)	$—	$—	$(34,545)

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

Simplify Risk Parity Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$23,389,687	$—	$—	$23,389,687
Futures	860,854	—	—	860,854
TOTAL	$24,250,541	$—	$—	$24,250,541

Simplify Tail Risk Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,645,249	$—	$—	$25,645,249
Purchased Options	2,310,595	—	—	2,310,595
TOTAL	$27,955,844	$—	$—	$27,955,844

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(373,878)	$—	$—	$(373,878)
TOTAL	$(373,878)	$—	$—	$(373,878)

Simplify US Equity PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$111,020,377	$—	$—	$111,020,377
Purchased Options	3,689,151	—	—	3,689,151
Money Market Funds	711	—	—	711
TOTAL	$114,710,239	$—	$—	$114,710,239

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(151,360)	$—	$—	$(151,360)
TOTAL	$(151,360)	$—	$—	$(151,360)

Simplify US Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$453,148,132	$—	$—	$453,148,132
Purchased Options	5,867,587	—	—	5,867,587
Money Market Funds	56,733	—	—	56,733
TOTAL	$459,072,452	$—	$—	$459,072,452

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(1,226,090)	$—	$—	$(1,226,090)
TOTAL	$(1,226,090)	$—	$—	$(1,226,090)

Simplify US Equity PLUS GBTC ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$102,153,609	$—	$—	$102,153,609
Grantor Trusts	11,239,549	—	—	11,239,549
Futures	209,744	—	—	209,744
TOTAL	$113,602,902	$—	$—	$113,602,902

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

Simplify US Equity PLUS Upside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,116,576	$—	$—	$20,116,576
Purchased Options	1,094,443	—	—	1,094,443
Money Market Funds	15,994	—	—	15,994
TOTAL	$21,227,013	$—	$—	$21,227,013

Simplify Volt Cloud and Cybersecurity Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$15,473,339	$—	$—	$15,473,339
Purchased Options	466,691	—	—	466,691
Money Market Funds	48,924	—	—	48,924
TOTAL	$15,988,954	$—	$—	$15,988,954

Simplify Volt Fintech Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,886,868	$—	$—	$1,886,868
Purchased Options	186,694	—	—	186,694
Money Market Funds	47,532	—	—	47,532
TOTAL	$2,121,094	$—	$—	$2,121,094

Simplify Volt Pop Culture Disruption ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,082,802	$—	$—	$1,082,802
Money Market Funds	27,949	—	—	27,949
Purchased Options	22,705	—	—	22,705
TOTAL	$1,133,456	$—	$—	$1,133,456

Simplify Volt RoboCar Disruption and Tech ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,564,241	$—	$—	$7,564,241
Purchased Options	1,271,369	—	—	1,271,369
Money Market Funds	74,912	—	—	74,912
TOTAL	$8,910,522	$—	$—	$8,910,522

Simplify Volatility Premium ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$298,418	$—	$—	$298,418
Purchased Options	56,700	—	—	56,700
Futures	2,405,649	—	—	2,405,649
TOTAL	$2,760,767	$—	$—	$2,760,767

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the reporting period. At December 31, 2021, the reconciliation of assets is as follows:

Simplify Interest Rate Hedge ETF	Purchased swaptions
Balance at June 30, 2021	$(11,788,256)
Purchases	—
Sales	4,916,056
Transfer into Level 3	—
Transfer out of Level 3	—
Net Realized Gain (Loss)	(4,916,056)
Net Change in Unrealized Appreciation (Depreciation)	(2,903,573)
Balance at December 31, 2021	$(14,691,829)

The following table presents quantitative information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2021:

Simplify Interest Rate Hedge ETF

	Fair Value at December 31, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)(a)	Impact to Valuation from an Increase in Input(b)
Purchased Swaptions	$(14,691,829)	Discounted cash flow	Broker quotes	1.48% - 1.58% (1.53%)	Increase

(a)	Unobservable inputs were weighted by the notional value of the instruments.
(b)	Represents the change in fair value of the level 3 investments that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect.

Cash

Cash consists of cash held at a bank and is on deposit with a major financial institution.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy is to pay out dividends from net investment income quarterly, except for Simplify Interest Rate Hedge ETF and Simplify Volatility Premium ETF. The policy of Simplify Interest Rate Hedge ETF and Simplify Volatility Premium ETF is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

4. Derivative Financial Instruments

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular swaption agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, it becomes obligated (if the swaption is exercised) according to the terms of the underlying agreement.

When a Fund writes a swaption, an amount equal to the premium received by a Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the written swaption expires, a Fund realizes a gain equal to the amount of the premium paid, which is included in realized gain (loss) on written swaptions in the Statement of Operations. If the written swaption is exercised or sold, the premium received is added to the proceeds or offset against amounts paid on the underlying security to determine the realized gain or loss, which is reported as gain (loss) on written swaptions in the Statements of Operations.

A Fund may also purchase swaptions which involve the payment of premium in exchange for an option to enter into an interest rate swap and credit default swap with specified terms and conditions on a future date. The purchaser has the right, but not the obligation, to enter into the new swap agreement. Periodic payments are typically made during the life of the swap agreement according to the terms of such agreement. Changes in value of purchased swaptions are reported as part of change in unrealized gain (loss) on investments in the Statements of Operations. When the purchased swaption is exercised, terminated, expires or is sold, a Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statements of Operations.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Hedged Equity ETF
Equity Contracts	Investments, at value(1)	$99,850	Investments, at value(1)	$—
Equity Contracts	Written options	—	Written options	237,325

Simplify Interest Rate Hedge ETF
Interest Rate Contracts	Investments, at value(2)	$—	Investments, at value(2)	$14,691,829

Simplify Nasdaq 100 PLUS Convexity ETF
Equity Contracts	Investments, at value(1)	$638,678	Investments, at value(1)	$—
Equity Contracts	Written options	—	Written options	19,767

Simplify Nasdaq 100 PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$174,191	Investments, at value(1)	$—
Equity Contracts	Written options	—	Written options	34,545

Simplify Risk Parity Treasury ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$860,854	Unrealized depreciation on futures contracts*	$—

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Tail Risk Strategy ETF
Equity Contracts	Investments, at value(1)	$2,310,595	Investments, at value(1)	$—
Equity Contracts	Written options	—	Written options	373,878

Simplify US Equity PLUS Convexity ETF
Equity Contracts	Investments, at value(1)	$3,689,151	Investments, at value(1)	$—
Equity Contracts	Written options	—	Written options	151,360

Simplify US Equity PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$5,867,587	Investments, at value(1)	$—
Equity Contracts	Written options	—	Written options	1,226,090

Simplify US Equity PLUS GBTC ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$209,744	Unrealized depreciation on futures contracts*	$—

Simplify US Equity PLUS Upside Convexity ETF
Equity Contracts	Investments, at value(1)	$1,094,443	Investments, at value(1)	$—

Simplify Volt Cloud and Cybersecurity Disruption ETF
Equity Contracts	Investments, at value(1)	$466,691	Investments, at value(1)	$—

Simplify Volt Fintech Disruption ETF
Equity Contracts	Investments, at value(1)	$186,694	Investments, at value(1)	$—

Simplify Volt Pop Culture Disruption ETF
Equity Contracts	Investments, at value(1)	$22,705	Investments, at value(1)	$—

Simplify Volt RoboCar Disruption and Tech ETF
Equity Contracts	Investments, at value(1)	$1,271,369	Investments, at value(1)	$—

Simplify Volatility Premium ETF
Equity Contracts	Investments, at value(1)	$56,700	Investments, at value(1)	$—
Equity Contracts	Unrealized appreciation on futures contracts*	$2,405,649	Unrealized depreciation on futures contracts*	$—

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.
(2)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities.

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

The amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended December 31, 2021 and the related location in the accompanying Statement of Operations or Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Investments(3) Equity Contracts	Investments(4) Interest Rate Contracts	Futures Equity Contracts	Futures Interest Rate Contracts	Written Options
Simplify Hedged Equity ETF	$(31,922)	$—	$—	$—	$68,236
Simplify Interest Rate Hedge ETF	—	(4,916,056)	—	—	—
Simplify Nasdaq 100 PLUS Convexity ETF	24,918	—	—	—	18,643
Simplify Nasdaq 100 PLUS Downside Convexity ETF	(70,550)	—	—	—	21,040
Simplify Risk Parity Treasury ETF	—	—	—	(740,200)	—
Simplify Tail Risk Strategy ETF	(784,136)	—	—	—	158,198
Simplify US Equity PLUS Convexity ETF	379,834	—	—	—	53,896
Simplify US Equity PLUS Downside Convexity ETF	(3,661,587)	—	—	—	359,570
Simplify US Equity PLUS GBTC ETF	—	—	1,773,532	—	—
Simplify US Equity PLUS Upside Convexity ETF	175,947	—	—	—	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	1,266,750	—	—	—	—
Simplify Volt Fintech Disruption ETF	(92,485)	—	—	—	—
Simplify Volt Pop Culture Disruption ETF	(101,370)	—	—	—	—
Simplify Volt RoboCar Disruption and Tech ETF	(251,041)	—	—	—	—
Simplify Volatility Premium ETF	(655,038)	—	2,512,667	—	—

(3)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.
(4)	Purchased Swaptions are included in Net Realized Gain (Loss) on Investments within the Statement of Operations or Consolidated Statement of Operations.

Net Change in Unrealized Appreciation (Depreciation) on:	Investments(5) Equity Contracts	Investments(6) Interest Rate Contracts	Futures Equity Contracts	Futures Interest Rate Contracts	Written Options
Simplify Hedged Equity ETF	$(134,587)	$—	$—	$—	$61,520
Simplify Interest Rate Hedge ETF	—	(2,903,573)	—	—	—
Simplify Nasdaq 100 PLUS Convexity ETF	1,854	—	—	—	1,059
Simplify Nasdaq 100 PLUS Downside Convexity ETF	(62,626)	—	—	—	2,681
Simplify Risk Parity Treasury ETF	—	—	—	860,854	—
Simplify Tail Risk Strategy ETF	(692,116)	—	—	—	29,721
Simplify US Equity PLUS Convexity ETF	1,019,821	—	—	—	30,383
Simplify US Equity PLUS Downside Convexity ETF	(1,425,869)	—	—	—	197,877
Simplify US Equity PLUS GBTC ETF	—	—	32,008	—	—
Simplify US Equity PLUS Upside Convexity ETF	403,154	—	—	—	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	(297,975)	—	—	—	—
Simplify Volt Fintech Disruption ETF	29,534	—	—	—	—
Simplify Volt Pop Culture Disruption ETF	(15,794)	—	—	—	—
Simplify Volt RoboCar Disruption and Tech ETF	17,779	—	—	—	—
Simplify Volatility Premium ETF	(185,233)	—	2,405,772	—	—

(5)	Purchased option contracts are included in Net Change in Net Unrealized Appreciation (Depreciation) within the Statement of Operations or Consolidated Statement of Operations.
(6)	Purchased swaption contracts are included in Net Change in Net Unrealized Appreciation (Depreciation) within the Statement of Operations.

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

For the period ended December 31, 2021, the Average Quarterly Balances of Outstanding Derivative Financial Instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)
Simplify Health Care ETF	$—	$—	$—	$—
Simplify Hedged Equity ETF	99,850	—	—	(237,325)
Simplify Interest Rate Hedge ETF	—	(11,301,333)	—	—
Simplify Nasdaq 100 PLUS Convexity ETF	—	—	—	(8,600)
Simplify Nasdaq 100 PLUS Downside Convexity ETF	—	—	—	(14,912)
Simplify Risk Parity Treasury ETF	—	—	53,286,000	—
Simplify Tail Risk Strategy ETF	—	—	—	(223,998)
Simplify US Equity PLUS Convexity ETF	2,356,112	—	—	(80,851)
Simplify US Equity PLUS Downside Convexity ETF	4,164,576	—	—	(598,352)
Simplify US Equity PLUS GBTC ETF	—	—	16,259,729	—
Simplify US Equity PLUS Upside Convexity ETF	549,655	—	—	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	439,201	—	—	—
Simplify Volt Fintech Disruption ETF	205,672	—	—	—
Simplify Volt Pop Culture Disruption ETF	53,226	—	—	—
Simplify Volt RoboCar Disruption and Tech ETF	540,723	—	—	—
Simplify Volatility Premium ETF	51,368	—	(8,872,397)	—

The Simplify Interest Rate Hedge ETF enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents Simplify Interest Rate Hedge ETF’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of December 31, 2021:

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities(1)	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(2)	Non-Cash Collateral Pledged(2)	Net Amount of Derivatives Liabilities
Simplify Interest Rate Hedge ETF
Goldman Sachs International Morgan Stanley Capital	$5,731,444	$—	$—	$(5,731,444)	$—
Services LLC	5,209,573	—	(5,209,573)	—	—
Bank of America NA	3,750,812	—	(3,750,812)	—	—
	$14,691,829	$—	$(8,960,385)	$(5,731,444)	$—

(1)	Purchased swaption contracts are included in Investments within the Statement of Assets and Liabilities
(2)	The actual collateral pledged may be more than amount shown.

5. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

Volt Equity LLC (the “Sub-Adviser”) serves as investment sub-adviser to Simplify Volt Cloud and Cybersecurity Disruption ETF, Simplify Volt Fintech Disruption ETF, Simplify Volt Pop Culture Disruption ETF and Simplify Volt RoboCar Disruption and Tech ETF. The Sub-Adviser is responsible for day-to-day management of these Funds, subject to supervision of the Adviser.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Health Care ETF	0.50%
Simplify Hedged Equity ETF	0.50%
Simplify Interest Rate Hedge ETF	0.50%
Simplify Nasdaq 100 PLUS Convexity ETF	0.50%
Simplify Nasdaq 100 PLUS Downside Convexity ETF	0.50%
Simplify Risk Parity Treasury ETF	0.25%
Simplify Tail Risk Strategy ETF	0.75%
Simplify US Equity PLUS Convexity ETF	0.50%
Simplify US Equity PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS GBTC ETF	0.50%
Simplify US Equity PLUS Upside Convexity ETF	0.50%
Simplify Volt Cloud and Cybersecurity Disruption ETF	0.95%
Simplify Volt Fintech Disruption ETF	0.95%
Simplify Volt Pop Culture Disruption ETF	0.95%
Simplify Volt RoboCar Disruption and Tech ETF	0.95%
Simplify Volatility Premium ETF	0.50%

The Adviser for the Funds below has contractually agreed, until at least October 31, 2022, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.25% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2021, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Simplify Nasdaq 100 PLUS Convexity ETF	$10,209
Simplify Nasdaq 100 PLUS Downside Convexity ETF	10,409
Simplify US Equity PLUS Convexity ETF	128,673
Simplify US Equity PLUS Downside Convexity ETF	399,257
Simplify US Equity PLUS Upside Convexity ETF	17,516

The Adviser for the Fund below has contractually agreed, until at least October 31, 2022, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.15% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2021, the Adviser waived expenses of the Fund as follows:

Fund	Expenses Waived
Simplify Risk Parity Treasury ETF	$5,098

The Adviser for the Fund below has contractually agreed, until at least October 31, 2022, to waive its management fees and/or pay or absorb each Fund’s expenses, in order to limit the amount of “Specified Expenses” borne by each Fund to 0.50% of the Fund’s average daily net assets. “Specified Expenses” means all ordinary operating expenses of the Fund, except for interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and expenses incidental to a meeting of the Fund’s shareholders. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2021, the Adviser waived expenses of the Fund as follows:

Fund	Expenses Waived
Simplify Tail Risk Strategy ETF	$37,674

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

The Adviser may recoup from a Fund fees previously waived or expenses previously reimbursed by the Adviser with respect to that Fund pursuant to these agreements (or a previous expense limitation agreement) if: (1) such recoupment by the Adviser does not cause the Fund, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. As of December 31, 2021, the Adviser may potentially recoup the following amounts from the Funds listed below:

	Expires June 30,
Fund	2024	2025
Simplify Nasdaq 100 PLUS Convexity ETF	$3,785	$10,209
Simplify Nasdaq 100 PLUS Downside Convexity ETF	3,357	10,409
Simplify Risk Parity Treasury ETF	—	5,098
Simplify Tail Risk Strategy ETF	—	14,187
Simplify US Equity PLUS Convexity ETF	134,087	128,673
Simplify US Equity PLUS Downside Convexity ETF	164,985	399,257
Simplify US Equity PLUS Upside Convexity ETF	11,894	17,516

Simplify Tail Risk Strategy ETF affiliated fund fee waiver in the amount of $23,487 is not subject to recoupment.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of a Fund. Foreside Fund Officer Services, LLC a related party to the Distributor also serves as the Trust’s Compliance Officer.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

6. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Health Care ETF	$3,229,739	$3,186,802
Simplify Hedged Equity ETF	40,608	46,274
Simplify Interest Rate Hedge ETF	—	—
Simplify Nasdaq 100 PLUS Convexity ETF	636,602	201,304
Simplify Nasdaq 100 PLUS Downside Convexity ETF	972,103	165,873
Simplify Risk Parity Treasury ETF	—	—
Simplify Tail Risk Strategy ETF	9,706,285	1,072,058
Simplify US Equity PLUS Convexity ETF	2,422,980	1,172,536
Simplify US Equity PLUS Downside Convexity ETF	7,741,640	6,646,083
Simplify US Equity PLUS GBTC ETF	318,691	672,406
Simplify US Equity PLUS Upside Convexity ETF	581,312	285,730
Simplify Volt Cloud and Cybersecurity Disruption ETF	9,637,306	3,842,645
Simplify Volt Fintech Disruption ETF	3,062,818	2,108,904
Simplify Volt Pop Culture Disruption ETF	2,310,002	1,898,482
Simplify Volt RoboCar Disruption and Tech ETF	6,788,098	3,467,085
Simplify Volatility Premium ETF	—	6,180,574

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Health Care ETF	$14,172,892	$—
Simplify Hedged Equity ETF	14,632,194	1,257,522
Simplify Interest Rate Hedge ETF	4,925,879	—
Simplify Nasdaq 100 PLUS Convexity ETF	14,153,683	—
Simplify Nasdaq 100 PLUS Downside Convexity ETF	12,876,876	1,443,100
Simplify Risk Parity Treasury ETF	13,865,700	—
Simplify Tail Risk Strategy ETF	18,922,154	—
Simplify US Equity PLUS Convexity ETF	19,830,990	6,205,573

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

Fund	Purchases	Sales
Simplify US Equity PLUS Downside Convexity ETF	$214,603,423	$14,086,596
Simplify US Equity PLUS GBTC ETF	12,322,155	6,885,857
Simplify US Equity PLUS Upside Convexity ETF	9,706,503	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	8,837,458	1,227,485
Simplify Volt Fintech Disruption ETF	509,725	688,433
Simplify Volt Pop Culture Disruption ETF	846,018	1,237,159
Simplify Volt RoboCar Disruption and Tech ETF	4,085,124	677,917
Simplify Volatility Premium ETF	—	557,414

Purchases and sales of long term U.S. Government Securities were as follows:

Fund	Purchases	Sales
Simplify Interest Rate Hedge ETF	$38,588,817	$—
Simplify Risk Parity Treasury ETF	9,534,380	—
Simplify Volatility Premium ETF	38,588,817	—

7. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional maximum 3% of the amount invested variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

8. Federal Income Taxes

At June 30, 2021, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Interest Rate Hedge ETF	$38,631,530	$8,853	$(11,851,198)	$(11,842,345)
Simplify Nasdaq 100 PLUS Convexity ETF	2,530,013	424,052	(2,705)	421,347
Simplify Nasdaq 100 PLUS Downside Convexity ETF	2,630,744	273,257	(4,421)	268,836
Simplify US Equity PLUS Convexity ETF	81,542,729	7,919,835	(18,428)	7,901,407
Simplify US Equity PLUS Downside Convexity ETF	208,479,331	17,151,472	(15,553)	17,135,919
Simplify US Equity PLUS GBTC ETF	96,165,008	1,590,810	(463,038)	1,127,772
Simplify US Equity PLUS Upside Convexity ETF	8,197,805	1,148,613	(3,261)	1,145,352
Simplify Volt Cloud and Cybersecurity Disruption ETF	4,211,552	653,989	(51,242)	602,747
Simplify Volt Fintech Disruption ETF	2,959,920	209,323	(388,309)	(178,986)
Simplify Volt Pop Culture Disruption ETF	1,149,444	141,044	(90,713)	50,331
Simplify Volt RoboCar Disruption and Tech ETF	2,039,580	107,519	(158,720)	(51,201)
Simplify Volatility Premium ETF*	—	—	(—)	—

*	The Fund has an initial tax year end of July 31, 2021.

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments and section 1256 mark-to-market treatment of derivatives.

At June 30, 2021, for federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Simplify Exchange Traded Funds
Notes to Financial Statements (Continued)
December 31, 2021 (Unaudited)

Fund	Short-Term	Long-Term	Total Amount
Simplify Interest Rate Hedge ETF	$2	$—	$2
Simplify Nasdaq 100 PLUS Convexity ETF	11,450	24,286	35,736
Simplify Nasdaq 100 PLUS Downside Convexity ETF	19,838	33,584	53,422
Simplify US Equity PLUS Convexity ETF	260,585	413,573	674,158
Simplify Volt Cloud and Cybersecurity Disruption ETF	73,590	49,052	122,642
Simplify Volt Fintech Disruption ETF	171,962	96,534	268,496
Simplify Volt Pop Culture Disruption ETF	20,271	40,396	60,667
Simplify Volt RoboCar Disruption and Tech ETF	364,258	76,429	440,687

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. At June 30 2021, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses:

Fund	Capital Post- October Losses	Late-year ordinary Losses
Simplify Interest Rate Hedge ETF	$—	$3,191
Simplify US Equity PLUS Downside Convexity ETF	2,227,400	—
Simplify Volt Cloud and Cybersecurity Disruption ETF	—	7,379
Simplify Volt Fintech Disruption ETF	—	10,711
Simplify Volt Pop Culture Disruption ETF	—	4,497
Simplify Volt RoboCar Disruption and Tech ETF	—	7,490

9. Coronavirus (COVID-19) Global Pandemic

The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

10. London Interbank Offered Rate (LIBOR) Risk

LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund’s Pay Fixed Swaptions contracts currently include exposure to LIBOR. These swaptions grant the fund the right but not the obligation to enter into cleared swaps with terms starting in May of 2028 under which the fund pays a fixed rate in exchange for receiving periodic floating rate payments based on 3 month USD LIBOR. The industry currently anticipates the conversion of all LIBOR based instruments to SOFR based instruments in June 2023 or sooner.

Since 2017, the UK’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar Libor benchmarks, the ICE Benchmark Administration, extended the retirement date for most US Dollar LIBOR rates until June 2023. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the UK, €STR in the EU, Tonar in Japan, and in the U.S., the NY Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

11. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

Simplify Exchange Traded Funds
Board Consideration in Approval of Investment Advisory (Unaudited)

Simplify Hedged Equity ETF, Simplify Risk Parity Treasury ETF and Simplify Tail Risk Strategy ETF

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 17, 2021 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment CompanyAct of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Simplify Asset Management Inc. (“Simplify”) and the Trust, with respect to Simplify Hedged Equity ETF (“Hedged Equity ETF”), Simplify Tail Risk Strategy ETF (“Tail Risk ETF”) and Simplify Risk Parity ETF (“Risk Parity ETF”) (each a “Fund” and collectively, the “Funds”).

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement on behalf of the Funds and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Simplify was founded in 2020 and specialized in the management of exchange traded funds (“ETFs”). They reviewed the background information of the key investment personnel that would be responsible for servicing the Funds, taking into consideration the team’s diverse financial industry experience. They considered Simplify’s ongoing research and analysis of ETFs as potential investments. The Trustees considered that Simplify would use a proprietary option overlay to enhance each Fund’s returns and protect against volatility. The Trustees noted that Simplify would monitor compliance with each Fund’s investment restrictions using pre-and post-trade spreadsheets as well as third-party service providers. They considered that Simplify utilizes multiple brokers and reviewed and evaluated best execution based on several factors. The Trustees concluded that Simplify had sufficient resources and robust portfolio management team capable of providing quality service to the Funds.

Performance

Hedged Equity ETF

The Trustees reviewed the investment objective of the Hedged Equity ETF and considered that the Hedged Equity ETF would have returned 17.2%, 8.9%, 7.3% and 7.2%for the one-, five-, ten-year, and since inception periods ended June 30, 2021, respectively. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered that the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Risk Parity ETF

The Trustees reviewed the investment objective of the Risk Parity ETF and considered the Risk Parity ETF’s hypothetical back-tested performance and noted that the Fund will provide investment results, before fees and expenses, that correspond to two and a half times that of the 7-10 year U.S. Treasury Index on a calendar basis. They noted that the Risk Parity ETF will primarily buy and sell futures contracts and options on Treasury futures and would have returned 10.60%, 4.20%, 3.89% and 6.67% the one-, five-, ten-year, and since inception periods ended June 30, 2021, respectively. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered that the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Tail Risk ETF

The Trustees reviewed the investment objective of the Tail Risk ETF and considered the Tail Risk ETF’s hypothetical back-tested performance and noted that the Tail Risk ETF invests in equity securities, ETFs, U.S. Treasuries and other derivative products with the objective of providing income and capital appreciation, while protecting against significant downside risk in equity-focused markets. They noted that the Tail Risk ETF would have returned 9.25%, 23.47%, and 11.44%for the one-, five-year, and since inception periods ended June 30, 2021, respectively. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Simplify’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees considered that the qualifications of the proposed portfolio managers were well positioned to manage the strategies proposed.

Simplify Exchange Traded Funds
Board Consideration in Approval of Investment Advisory (Unaudited) (Continued)

Fees and Expenses

The Trustees reviewed the proposed advisory fee of each Fund as compared to their peer group. They considered the proposed advisory fee for the Hedged Equity ETF was 0.50%, the proposed advisory fee for Risk Parity ETF was 0.25% and that the proposed advisory fee for the Tail Risk ETF was 0.75%. The Trustees noted that the proposed advisory fee for each of the Risk Parity ETF and Hedged Equity ETF was less than its peer group average of 0.33% and 0.62%, respectively. The Trustees noted that each of the Fund’s advisory fee was higher than its respective Morningstar category averages, except for the Tail Risk ETF, which was in line with its Morningstar category average. The Trustees then noted that, with respect to the Risk Parity ETF, the Fund’s net expense ratio is lower than both its peer group and Morningstar category, and the advisory fee is lower than its peer group, but slightly higher than the Morningstar category, and noted further that the fees charged by the fund are in line with the fees charged by other similar funds in the industry. The Trustees then noted that, with respect to the Tail Risk ETF, the advisory fee is at or below the average of Morningstar peers in its category, but that its advisory fee is slightly above the average advisory fee for its peer group. The Trustees considered the Adviser’s assertion that the higher management fee is warranted by the inclusion of an actively managed portfolio of fixed income and equity securities and that the proposed expense ratio is lower than that of the category and peer group averages. The Trustees then noted that the Hedged Equity ETF’s net expense ratio is at or lower than both the Morningstar category and its peer group, and the advisory fee is lower than the average of its peer group, and slightly higher than the Morningstar category. They considered the Adviser’s assertion that the fund’s fees are in line with other similar funds in the industry. The Trustees considered Simplify’s assertion that the fees were reasonable given the use of the Funds’ proposed operations and the amount of portfolio management, expertise and compliance resources and concluded that, with respect to each Fund, the proposed fees were not unreasonable.

Profitability

The Trustees reviewed the profit analysis provided by Simplify. They noted that because each Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 12 to 24 months of operations. They further noted that Simplify projected making a profit in connection with each Fund if estimated asset levels were achieved, and that the estimated profit levels of the Funds varied due to projections on asset levels. They reasoned that based on the information provided by the adviser, the estimated profitability was not excessive with respect to any of the Funds.

Economies of Scale

The Trustees considered whether economies of scale would likely be realized by Simplify during the initial term of the proposed advisory agreement. They noted that Simplify had agreed to consider breakpoints for each Fund once assets reached a certain level.

Conclusion

Having requested and received such information from Simplify as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement was in the best interest of each Fund and its future shareholders.

Simplify Health Care ETF

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on September 27, 2021 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Simplify Asset Management Inc. (“Simplify”) and the Trust, with respect to Simplify Health Care ETF (“Komen ETF”).

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement on behalf of the New Fund and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Simplify was founded in 2020 and specializes in the management of exchange traded funds (“ETFs”). They reviewed the background information of the key investment personnel that would be responsible for servicing the New Fund, taking into consideration the team’s diverse financial industry experience. They considered Simplify’s ongoing research and analysis of ETFs as potential investments. The Trustees considered that Simplify would use a proprietary option overlay to enhance the New Fund’s returns and protect against volatility. The Trustees noted that Simplify would monitor compliance with the New Fund’s investment restrictions using pre-and post-trade spreadsheets as well as third-party service providers. They considered that Simplify utilizes multiple brokers and reviewed and evaluated best execution based on several factors. The Trustees concluded that Simplify had more than sufficient resources and robust portfolio management team capable of providing quality service to the New Fund.

Simplify Exchange Traded Funds
Board Consideration in Approval of Investment Advisory (Unaudited) (Continued)

Performance

Susan G. Komen ETF

The Trustees reviewed the investment objective of the New Fund and the results of Simplify’s back-tested performance data, noting that the New Fund proposed to invest in the equity securities of companies engaged in the research, development, production or distribution of products or services in the health sciences. The Trustees then noted that the back-tested data showed that the strategy intended for the New Fund would have returned 29.00%, 21.00%, 17.00% and 13.00% for the one-, five- and ten-year, and since inception periods ended August 31, 2021. The Trustees discussed the back-tested data provided by Simplify, including the limits thereof. They also considered qualifications of the proposed portfolio managers and determined that they were well positioned to manage the strategies proposed.

Fees and Expenses

The Trustees reviewed the proposed advisory fee of the New Fund as compared to its peer group. They considered the proposed advisory fee for the New Fund was 0.50% and noted that the New Fund’s advisory fee was less than its peer group average of 0.78%, and slightly higher than its Morningstar category average of 0.46%. The Trustees’ acknowledged that the Fund will donate 100% of its profit to the Susan G. Komen Foundation. The Trustees then considered Simplify’s assertion that the fees were reasonable given the nature of the strategy, and the amount of portfolio management, expertise and compliance resources Simplify brought to bear and concluded that, with respect to the New Fund, the proposed fees were not unreasonable.

Profitability

The Trustees reviewed the profit analysis provided by Simplify. They noted that because the New Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations, noting that there is a significant investment in the first year and that profitability requires raising significant assets to achieve economies of scale. The Trustees then noted that Simplify projected making a profit in connection with the New Fund if estimated asset levels were achieved. They also considered that the Adviser intended on donating all of the profits realized with respect to the New Fund the Susan G. Komen Foundation, save for a modest amount to cover operating expenses. They reasoned that based on the information provided by the adviser, the estimated profitability was not excessive with respect to the New Fund.

Economies of Scale

The Trustees considered whether economies of scale would likely be realized by Simplify during the initial term of the proposed advisory agreement. They noted the Adviser’s belief that the current proposed advisory fees reflect significant economies of scale, noting, however, that since it is the Adviser’s intention to donate all of the profits to the Susan G. Komen Foundation, it will not necessarily reach economies of scale, but, that Simplify had agreed to consider breakpoints for the New Fund once assets reached a certain level.

Conclusion

Having requested and received such information from Simplify as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement was in the best interest of the New Fund and its future shareholders.

Simplify Exchange Traded Funds
Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.simplify.us or on the SEC’s Web site at www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 772-8488.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-772-8488.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca, CBOE, or Nasdaq, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

Investment Adviser	Investment Sub-Adviser	Custodian, Administrator & Transfer Agent
Simplify Asset Management Inc.	Volt Equity LLC	The Bank of New York Mellon
54 W 40th Street	1423 Broadway PMB 137	240 Greenwich Street
New York, NY 10018	Oakland, CA 94612	New York, NY 10036

Distributor	Independent Registered Public Accountant	Legal Counsel
Foreside Financial Services, LLC	Cohen & Company Ltd.	Thompson Hine LLP
Three Canal Plaza, Suite 100	1350 Euclid Ave., Suite 800	41 South High Street
Portland, ME 04101	Cleveland, OH 44115	Suite 1700
Columbus, OH 43215

Simplify Exchange Traded Funds
54 W 40th Street
New York, NY 10018

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Simplify Exchange Traded Funds

By (Signature and Title)*		/s/ Paul Kim, President
Paul Kim, President
(principal executive officer)

Date	February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Paul Kim, President
Paul Kim, President
(principal executive officer)

Date	February 25, 2022

By (Signature and Title)*		/s/ David Berns, Treasurer
David Berns, Treasurer
(principal financial officer)

Date	February 25, 2022

*	Print the name and title of each signing officer under his or her signature.